As filed with the U.S. Securities and Exchange Commission on October 29, 2004
1940 Act Registration No. 811-09038
1933 Act File No. 033-91770

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 15	[X]
 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 16	[X]

(Check appropriate box or boxes.)

THE OLSTEIN FUNDS
(Exact Name of Registrant as Specified in Charter)

4 Manhattanville Road, Purchase, NY 10577
(Address of Principal Executive Office)  (Zip Code)

Registrant’s Telephone Number, including Area Code   (914) 701-7565

Robert A. Olstein
Olstein & Associates, L.P.
4 Manhattanville Road
Purchase, NY 10577
(Name and Address of Agent for Service)

Please send copies of all communications to:

Michael P. O'Hare, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

X       immediately upon filing pursuant to paragraph (b)
____ on [Date]pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on [Date] pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE OLSTEIN FINANCIAL ALERT FUND
PROSPECTUS		October 31, 2004
Class C Shares Adviser Class Shares	a series of THE OLSTEIN FUNDS 4 Manhattanville Road Purchase, New York 10577 Class C: (800) 799-2113 Adviser Class: (888) 887-9827

The Fund seeks long-term capital appreciation through a proprietary cash flow, value-oriented approach to investing in common stocks, that cuts across all investment disciplines. The Fund’s inferential screening techniques were originated in the 1970s when Robert A. Olstein, the chairman and chief investment officer of the Fund’s investment manager, was co-author of the “Quality of Earnings Report” service, a publication that served as a financial statement alert service for institutional investors.

TABLE OF CONTENTS
FUND INFORMATION
Summary of the Fund	2
Past Performance	4
Fund Expenses	6
Eligible Investors for Adviser Class Shares	7
Objectives, Strategies and Main Risks	8
Management of the Fund	10
Fund Distribution	11
Financial Highlights.	13

SHAREHOLDER INFORMATION
Share Classes of the Fund	15
Pricing of Fund Shares	15
How to Purchase Shares	15
How to Redeem Shares	18
Retirement Plans	22
Dividends, Capital Gains Distributions and Taxes	23

FOR MORE INFORMATION
The back cover tells you how to obtain more information about the Fund.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. It is a criminal offense to suggest otherwise.

1

FUND INFORMATION

SUMMARY OF THE FUND

INVESTMENT OBJECTIVES

The Fund’s primary investment objective is long-term capital appreciation and its secondary objective is income. The Fund was created so that the public could invest according to the value-oriented, financial statement alert philosophy developed and utilized since 1968 by Robert A. Olstein, the chairman and chief investment officer of the Fund’s investment manager, Olstein & Associates, L.P. The Fund is designed for longer-term investors who are willing to remain invested through market cycles and periods of price volatility.

INVESTMENT PHILOSOPHY AND STRATEGY

The Fund seeks to achieve its primary objective by investing in a diversified portfolio of under-valued equity securities as determined by the investment manager for the Fund. The investment manager believes that achieving the Fund’s investment objective is correlated with minimizing investment errors as opposed to selecting companies with the highest appreciation potential without regard to downside risk. The stock selection strategy emphasizes a detailed inferential look behind the numbers in financial statements to assess financial strength and screen for potential problems in order to assess downside risk - “defense first” - before considering a stock’s potential for capital appreciation. The first line of defense against investment errors is to select companies for the portfolio that generate excess cash flow after capital expenditures and working capital needs. In addition to purchasing under-valued securities, if the investment manager determines that a security is over-valued, the Fund may engage in short sales of the security.

The main thrust of the Fund’s philosophy is to identify stocks selling below the investment manager’s proprietary calculation of private market value. The stock selection process concentrates on the common stocks of companies that the investment manager believes are selling at a discount to their private market value. When selecting investments, the investment manager attempts to mitigate risk by investing in those companies that generate a free cash flow yield that exceeds by 50% or more the returns offered by three-year U.S. Treasury securities. When evaluating stocks for the Fund’s portfolio, the investment manager emphasizes an inferential analysis of financial statements, as opposed to more conventional analytical methodologies such as macro-economic analysis, management contact or market timing techniques. The objective of the inferential analysis of financial statements is to alert the investment manager to positive or negative factors affecting a company’s future free cash flow that may or may not be recognized by the financial markets.

The Fund’s investment philosophy is based on the belief that an intensive inferential analysis of a company’s financial statements, supporting documents, disclosure practices, and financial statement footnotes, is the best way to analyze the capabilities of management, the economic reality of the information provided, the conservatism of the accounting and disclosure practices, the company’s financial strength, and finally, the value of the company.

When screening investments for the Fund’s portfolio, the investment manager believes that the quality of a company is associated with the following characteristics:

●	its financial strength
●	its ability to provide excess cash flow • the quality of its earnings
●	a high probability of predicting future cash flow based on the company’s unique business fundamentals

2

The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth (growth is a component of the Fund’s definition of value), value, cyclical, technology, or any other category. The Fund may invest up to 20% of its net assets in foreign companies. Similarly, the Fund does not focus on characteristics such as number of years in business, sensitivity to economic cycles, industry categorization, or the volatility of a company’s stock price. Unlike many mutual funds, the Fund does not build its portfolio of investments with a view toward tracking an index. The Fund believes that value opportunities can develop across all categories, and the restriction of investments according to artificial barriers could inhibit the Fund from reaching its investment objective of long-term capital appreciation.

The Fund’s investment philosophy and value-oriented approach in attempting to achieve the Fund’s goal of long-term capital appreciation requires investors who are willing to accept fluctuations in market psychology and who have the patience to follow a value investing discipline. The investment manager selects stocks in response to deviations between a stock’s market price and the investment manager’s calculations of private market value on a company-by-company basis, rather than by predicting movements in the overall stock market. The investment manager believes that opportunities to buy under-valued stocks usually arise as a result of the negative psychology of crowds, misperceptions and short-term problems, or any combination thereof. A long-term investment horizon and patience are needed to allow the envisioned catalyst to emerge which should eliminate the under-valuation. Since the Fund emphasizes buying stocks at the right price as opposed to predicting when stock prices are going to rise, the Fund is designed for investors with a long-term investment outlook. The Fund believes that value investing requires a disciplined, patient approach because anticipated stock values often take time to emerge.

The Fund will purchase stocks that meet its value criteria and, if the investment manager concludes that suitable under-valued securities are not available, the Fund may invest all or a portion of its assets in short-term fixed income or money market securities, until suitable equity securities are available. At such times, the Fund will pursue its secondary investment objective of income.

PRINCIPAL RISKS

Investing in common stocks has inherent risks which could cause you to lose money. Some of the risks of investing in this Fund are:

●	Stock prices may decline over short, or even extended periods.
●	The investment manager may be incorrect in its judgement of the value of particular stocks.
●	Stock prices may not climb to anticipated levels for an unexpectedly long time.
●	Investments in foreign companies may involve more risk than investments in U.S. companies.
●	The Fund engages in short sales of stocks when the investment manager believes that their price is over-valued and may decline. Short-selling is a technique that may be considered speculative and involves risk beyond the amount of money used to secure each transaction.

3

PAST PERFORMANCE

The bar chart and tables shown below illustrate the variability of the Fund’s returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The tables show how the average annual returns of the Class C shares and Adviser Class shares compare with those of the S&P 500® index. The S&P 500® index represents a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Adviser Class shares are eligible for sale to investors who pay a Financial Adviser a separate fee for advisory services. The average annual total returns in the Adviser Class table do not reflect the cost of these separate fees. Therefore, the net returns to an Adviser Class shareholder may be less than the returns reflected in the table after a shareholder pays a Financial Adviser’s fee.

Best Quarter:	Q4	1998	27.67%
Worst Quarter:	Q3	2002	-23.46%
*	The above returns do not reflect the contingent deferred sales charge (CDSC) of 1.00%, which is imposed if an investor redeems Class C shares within the first year of purchase. If the CDSC was reflected, returns would be less than those shown above. The total return for Class C shares, not reflecting the CDSC, for the nine months ended September 30, 2004 was 0.49%.

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Average Annual Total Returns as of 12/31/2003
FOR CLASS C	1 Year[1]	5 Years	Since Inception 9/21/95
Olstein Financial Alert Fund
Return Before Taxes	36.19%	14.45%	17.80%
Return After Taxes on Distributions	36.19%	10.97%	14.23%
Return After Taxes on Distributions and Sale of Fund Shares	22.87%	10.46%	13.59%
S&P 500® Index (with dividends reinvested)[2]	28.68%	-0.57%	9.87%

FOR ADVISER CLASS	1 Year[1]	Since Inception 9/21/99
Olstein Financial Alert Fund
Return Before Taxes	37.22%	12.08%
Return After Taxes on Distributions	37.22%	8.14%
Return After Taxes on Distributions and Sale of Fund Shares	24.19%	7.99%
S&P 500® Index (with dividends reinvested)[2]	28.68%	-2.30%

[1]	The 1 Year total return figure for Return After Taxes on Distributions and Sale of Fund Shares for Class C assumes that the shareholder redeemed at the end of the first year and paid the CDSC of 1.00%. The average annual total returns for Class C shown for 5 years and since inception do not include the CDSC because there is no CDSC if shares are held longer than 1 year. There is no CDSC charged on redemptions of Adviser Class shares.

[2]	The S&P 500® Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent a sample of 500 leading companies in leading industries of the U.S. economy, and is not an investment product available for purchase. The Fund returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500® Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500® Index will incur expenses such as management fees, transaction costs, etc. that reduce returns.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. Please note that the average annual returns for the S&P 500 Index, shown above, are not after-tax return figures. This means that the returns of the S&P 500 Index shown above do not reflect the amount of any taxes that may apply if an investor were to directly purchase the individual securities that make up the index. These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

5

FUND EXPENSES

The following tables describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)	Class C	Adviser Class
Maximum Sales Charge on Purchases	None	None
Maximum Contingent Deferred Sales Charge (as a percentage of the original purchase price)	1.00%[1]	None
Maximum Sales Charge on Reinvested Dividends	None	None
Redemption Fees	None[2]	None[2]
[1]	There is no CDSC if you redeem Class C shares more than one year after purchase. The CDSC may be waived under certain circumstances.
[2]	The transfer agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	1.00%	0.25%
Other Expenses	0.16%	0.16%

Total Annual Operating Costs	2.16%	1.41%[1]
[1]	The Adviser Class expenses in this table do not include any separate advisory fees charged by Financial Advisers.

Expense Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each class of the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The examples also assume that you earn a 5% return, with no change in expense levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class C
1 year	3 years	5 years	10 years
$319	$676	$1,159	$2,493

You would pay the following expenses if you did not redeem your Class C shares at the end of the first year and, therefore, did not pay the 1.00% CDSC:

1 year	3 years	5 years	10 years
$219	$676	$1,159	$2,493

Adviser Class
1 year	3 years	5 years	10 years
$144	$446	$771	$1,691

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OLSTEIN & ASSOCIATES MANAGED ACCOUNT PERFORMANCE

The following table provides information about the performance record established by Robert A. Olstein while managing individual client accounts at Smith Barney Inc. from December 31, 1990 through the quarter immediately preceding the commencement of Fund operations. The accounts whose performance is shown were managed according to the same investment objectives, strategy and philosophy, and were subject to substantially similar investment policies and techniques, as those used by the Fund.

The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund’s results may be different from the composite of separate accounts shown because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), and the Internal Revenue Code, as amended, which, if applicable, may have adversely affected the performance of such accounts.

	Net Managed Account Performance[2]	S&P 500® Index[3] (dividends reinvested)
1991	+32.26%	+30.48%
1992	+12.29%	+7.77%
1993	+11.63%	+10.07%
1994	+4.90%	+1.32%
1995 (1st six mos.)1	+15.09%	+20.25%
[1]	The Fund commenced operations in the third quarter of 1995, at which time Olstein & Associates discontinued managing separate accounts. The Smith Barney clients’ investment performance was calculated on a quarterly basis, and therefore no performance was calculated for the third quarter of 1995.

[2]	The results shown above represent a composite of discretionary, fee paying, separate accounts, reflect the reinvestment of any dividends or capital gains, and are shown after deduction of fees of 3.0%, which represents the highest possible account management fee (including all investment management, transaction, administrative and custodial fees) charged to such accounts by Smith Barney Inc. The method used to calculate the performance shown differs from the standard SEC method which is used to calculate returns for mutual funds.

[3]	The S&P 500® Index reflects the reinvestment of dividends and capital gains, but represents a “gross” return, without the deduction of any fees.

ELIGIBLE INVESTORS FOR ADVISER CLASS SHARES
Adviser Class shares are only available to the following investors:

●	Investors who purchase shares of the Fund through broker-dealers, investment advisers, financial planners, financial institutions and other financial professionals that charge a separate fee to the investor for advisory services

●	Trustees and officers of the Fund

●	Employees of the investment manager and the spouses and children of employees of the investment manager

For additional information regarding the classes of the Fund, see the section entitled, “Share Classes of the Fund” in this Prospectus.

7

OBJECTIVES, STRATEGIES AND MAIN RISKS

OBJECTIVES

The Fund’s primary investment objective is long-term capital appreciation. The Fund seeks to achieve this objective through investment in a diversified portfolio of common stocks selected according to the value-oriented investment philosophy described in the “Summary of the Fund” section of this Prospectus. If the investment manager determines that securities meeting the Fund’s value criteria are not available, the Fund may invest all or a portion of its assets in short-term fixed income or money market securities in order to pursue the Fund’s secondary objective of income.

The Fund’s investment philosophy and value-oriented approach to the goal of long-term capital appreciation require investors who are willing to accept fluctuations in market psychology and who have the patience to follow a value investing discipline. Therefore, the Fund is designed for investors with a longer-term investment outlook. The Fund believes that value investing requires a disciplined, patient approach because anticipated stock values often take time to emerge.

STRATEGIES

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of U.S.-based companies that are selected because their financial characteristics are consistent with the Fund’s unique value philosophy. When evaluating a potential company for investment, the investment manager performs an intensive, inferential analysis of the historical and current information contained in the company’s publicly disclosed financial statements and accompanying footnotes, shareholder reports and other required disclosure filings. The investment manager scrutinizes the company’s corporate accounting and reporting techniques in an effort to “look behind the numbers” to obtain an accurate understanding of the company’s business fundamentals and business characteristics.

The investment manager believes that the true quality and value of a company is associated with its financial strength, its ability to provide excess cash flow, and the quality and predictability of its earnings based on the company’s unique business and financial fundamentals. The investment manager believes that, in order to achieve long-term capital appreciation, downside risk should be considered before upside potential in the stock selection process. The first line of defense for protecting against downside risk is to only select companies for the portfolio that are expected to generate positive excess cash flow within the Fund’s three-to-five year investment horizon.

Companies that generate excess cash flow have the potential to:

●	Raise their dividend payments

●	Re-purchase company shares

●	Make strategic acquisitions

●	Ride out rough times without adopting short-term strategies not in the long-term interest of the company in order to alleviate cash shortages

●	Be acquired as a result of their strong financial position

OLSTEIN & ASSOCIATES IDENTIFIES AND SELECTS COMPANIES WHICH, IN THE INVESTMENT MANAGER’S OPINION:
● generate more cash flow than necessary to sustain the business
● avoid aggressive accounting practices (such as capitalizing regular expenses)
● demonstrate balance sheet fundamentals that are consistent with the Fund’s “defense first” approach
● are selling at a discount to the private market value as estimated by the investment manager

8

The investment manager considers aggressive accounting practices to include: (i) “front end” accounting techniques that immediately flow non-recurring revenues such as up-front franchising fees through the company’s income statement; (ii) “purchase accounting” techniques that use non-recurring cost write-offs associated with corporate acquisitions to enable the company to increase reported earnings; (iii) capitalization of research and development, advertising or promotional payments, based on unjustified optimism; and (iv) reversing previously established reserves to achieve earnings growth targets. In addition, the investment manager usually avoids companies that use accounting techniques to report higher profits to shareholders than those reported to the IRS for tax purposes.

If the investment manager identifies companies that engage in aggressive accounting practices, carry excessive debt or are over-leveraged, and the investment manager believes that their stock price is overvalued, the Fund may sell their stock short. Short sales allow the Fund to realize profits if the stock price declines below the level where the Fund sold the stock short.

After considering the downside risk of a company, the investment manager seeks to purchase that company’s stock at a discount to the investment manager’s proprietary calculation of the company’s “private market value.” The investment manager calculates the “private market value” of a company by considering the amount of excess cash flow expected to be generated by the company over five years after taking into account all working capital needs and capital expenditures. The investment manager next calculates the return that could be generated by an investment in the company based on the anticipated excess cash flows. This return is then compared to the available rates of return on three-to-five year U.S. Treasury notes. The Fund seeks investments that could provide returns over a three-to-five year time period that are at least fifty percent higher than the yield on such U.S. Treasury notes. This approach differs from the traditional value investing technique which relies on an analysis of the price-to-earnings ratios reported by companies.

The Fund believes that stock prices often fall below the “private market value” as a result of analysts and investors who focus on the short-term and overreact to a company’s failure to fully meet quarterly earnings estimates, or to other negative information. The Fund also believes that negative market psychology can cause stocks to be temporarily unpopular or improperly valued. The Fund intends to capitalize on market volatility and valuation extremes, by purchasing stocks at prices that the investment manager believes can result in above average capital appreciation if and when the deviation in stock prices are corrected by market forces in reaction to a catalyst which changes perceptions. The investment manager believes that an attempt to capitalize on differences in valuation requires patience, sometimes as long as three-to-five years, because the changes in perceptions that are necessary to eliminate value deviations from market value prices often take time to emerge. However, it is the investment manager’s expectation that the misperception resulting in the temporary undervaluation should reverse over the three-to-five year period, and the discounted price paid for the security should enable the Fund to achieve its primary objective of long-term capital appreciation.

In addition to common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights or securities that are convertible into common stock. The Fund may also invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), which are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying foreign securities or other foreign securities traded on U.S. exchanges, and other foreign securities which are traded in U.S. dollars. Foreign investing will be limited to investments in companies in developed countries.

If the investment manager determines that suitable undervalued equity securities are not available, the Fund may seek income by investing all or a portion of its assets in other types of securities, including preferred stock, debt securities issued or guaranteed as to principal by the United States government, its agencies or instrumentalities, and/or other high-quality, investment grade debt securities (commercial paper, repurchase agreements, bankers’ acceptances, certificates of deposit and other fixed income securities, including non-convertible and convertible bonds, debentures and notes issued by U.S. corporations and certain bank obligations and loan participations). The Fund may also invest in money market mutual funds within the limitations imposed by the 1940 Act.

9

MAIN RISKS

STOCK MARKET AND MANAGER RISK

The investment manager makes all decisions regarding the Fund’s investments. Therefore, the Fund’s investment success depends on the skill of the investment manager in evaluating, selecting and monitoring the Fund’s assets. Like all mutual funds, an investment in the Fund is subject to the risk that prices of securities may decline over short, or even extended periods, or that the investments chosen by the investment manager may not perform as anticipated. In addition, because the Fund uses a value-oriented approach, there is a risk that the market will not recognize a stock’s intrinsic value for an unexpectedly long time, or that the investment manager’s calculation of the underlying value will not be reflected in the marketprice. Finally, the investment manager’s calculation of a stock’s intrinsic value involves estimates of future cash flow, which may prove to be incorrect, and therefore, result in sales  of the stock at prices lower than the Fund’s original purchase price.

There can be no assurance that the Fund will achieve long-term capital appreciation.

SHORT SELLING

If the Fund anticipates that the price of a company’s stock is overvalued and will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Short selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. Whenever the Fund sells short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, the Fund may purchase call options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund.

FOREIGN INVESTING

To the extent that the Fund makes investments in foreign companies, such investments may involve more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

PORTFOLIO TURNOVER

The Fund intends to follow a strict “buy and sell” discipline, under which it will purchase or sell stocks whenever the Fund’s value criteria are met. This practice may result in a portfolio turnover rate higher than that reached by many capital appreciation funds. High portfolio turnover involves additional transaction costs (such as brokerage commissions), which are borne by the Fund, and might involve adverse tax effects.

MANAGEMENT OF THE FUND

The Fund’s investments and business operations are managed by Olstein & Associates, L.P., 4 Manhattanville Road, Purchase, New York 10577, subject to supervision by the Fund’s Board of Trustees. The members of the Board of Trustees are fiduciaries for the Fund’s shareholders and establish policy for the operation of the Fund.

10

As investment manager, Olstein & Associates selects investments for the Fund and supervises the Fund’s portfolio transactions to buy and sell securities, all according to the Fund’s stated investment objectives and policies. The investment manager is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions. The investment manager may place transactions through itself or Fund affiliates, subject to SEC rules designed to ensure fairness of commissions. The investment manager also manages the day-to-day operation of the business of the Fund. The investment manager will provide on a reimbursable basis, administrative and clerical services, office space and other facilities for the Fund and keep certain books and records for the Fund. To date, the investment manager has chosen not to accrue or seek reimbursement for such expenses from the Fund. For its investment management services the investment manager receives an annual fee equal to 1.00% of the Fund’s average daily net assets.

Mr. Olstein has been in the management business since 1968

Robert A. Olstein serves as the Chairman, Chief Executive Officer, Chief Investment Officer and Head Portfolio Manager of Olstein & Associates and has primary responsibility for the management of the Fund’s portfolio of securities. Mr. Olstein also  serves as President of the Fund. Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968. In 1971, he co-founded the “Quality of Earnings Report” service, which pioneered the idea of utilizing inferential screening of financial statements to identify early warning alerts of potential changes in a company’s future earnings power, and thus, the value of its stock. Prior to forming the investment manager, Mr. Olstein managed portfolios for individuals, corporations and employee benefit plans at Smith Barney Inc. and its predecessor companies between 1981 and 1995. Mr. Olstein was Senior Vice President/Senior Portfolio Manager at Smith Barney, where he managed portfolios for individuals, corporations and employee benefit plans under the Smith Barney Equity Portfolio Management Program. Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow of the Financial Analysts Federation. He is a past recipient of the Graham & Dodd and Gerald M. Loeb Research Awards, has testified before the Senate Banking Committee on bank accounting, and has been quoted in, and is the author of, numerous articles on corporate reporting and disclosure practices in publications such as The Wall Street Journal, Business Week, The New York Times, Barron’s, etc. Mr. Olstein periodically appears as a guest commentator on Fox News Channel, CNBC and CNN. Sean Reidy serves as Co-Portfolio Manager and Senior Analyst of the Fund. As Co-Portfolio Manager, Mr. Reidy assists Mr. Olstein by overseeing the day-to-day portfolio activities of the Fund. Mr. Reidy was a research assistant to Mr. Olstein at Smith Barney from 1992 to 1995, and has served in various research capacities at the investment manager since its founding in 1995. The Portfolio Managers are supported by a team of research analysts which includes Victor Cunningham (Director of Research, Certified Public Accountant and Certified Financial Analyst), Eric Heyman (Senior Analyst) and Simon Wong (Senior Analyst, Certified Financial Analyst).

FUND DISTRIBUTION

Shares of the Fund are offered to investors through financial professionals such as brokers, dealers, investment advisers and financial planners. Olstein & Associates serves as the Fund’s principal underwriter and national distributor. In addition to its status as a registered investment adviser, Olstein & Associates is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

11

As distributor, Olstein & Associates selects brokers, dealers and others to enter into agreements to sell the Fund’s shares and to provide shareholder services, and enters into contractual arrangements to make shares of the Fund available through mutual fund supermarkets, retirement plan platforms, etc. Olstein & Associates also engages directly in sales efforts, and is the broker-dealer primarily responsible for a significant percentage of shareholder accounts. Olstein & Associates and the various selling brokers, dealers and others are compensated by the Fund, through Rule 12b-1 distribution and shareholder servicing fees. Olstein & Associates also makes payments, at its expense and from its own profits, to such parties for their services, when selling and/or servicing fees exceed available 12b-1 fees from the Fund. Olstein & Associates also provides marketing and shareholder servicing support for the Fund, and coordinates the distribution activities of the Fund, its service providers and selling dealers. For more information, please see the “Distributor” section of the Fund’s Statement of Additional Information (“SAI”) dated October 31, 2004.

RULE 12b-1 PLANS

The Fund has adopted Shareholder Servicing and Distribution Plans for both its Class C shares and Adviser Class shares pursuant to Rule 12b-1 under the 1940 Act. Each Class’ Plan assesses fees that are used to pay for the sale of shares of its class and for shareholder and distribution services provided to that Class’ shareholders. Because these fees are paid out of the assets of a class on an on-going basis, over time these fees may cost you more than paying other types of sales charges.

Under the Class C Plan, the assets of Class C are subject to annual fees totaling 1.00% of the average daily net assets of the class. Seventy five percent of the fee payable under the Class C Plan may be used to compensate the distributor or others for distribution-related activities which may include the preparation, printing and distribution of prospectuses, sales materials, reports, advertising, media relations and other distribution-related expenses, including allocable overhead and compensation of Olstein & Associates’ officers and personnel. The fees also cover payments to selling dealers with respect to sales of Class C shares.

The remaining twenty five percent of the fee is a shareholder servicing fee used to compensate the distributor or others for ongoing servicing and maintenance of Class C shareholder accounts with the Fund. Such shareholder servicing activities include responding to shareholder inquiries or providing other similar services not otherwise required to be provided by the investment manager or the Fund’s administrator. Payments under the 12b-1 Plan are not tied exclusively to distribution or shareholder servicing expenses actually incurred by the distributor or others, and the payments may exceed or be less than the amount of expenses actually incurred.

To promote the sale of the Fund’s Class C shares, Olstein & Associates makes up-front payments to selling dealers in amounts up to 1.00% of the amount invested by the dealers’ clients in the Fund. In recognition of these payments, Olstein & Associates receives 100% of the 12b-1 fees during the first year. After one year, dealers receive the entire ongoing 12b-1 fees associated with their clients’ investments. Up-front payments to selling dealers are financed solely by Olstein & Associates and there are no up-front charges to investors or the Fund.

Under the Adviser Class Plan, the assets of the Adviser Class are subject to annual fees totaling 0.25% of the average daily net assets of the Adviser Class. These fees are used to compensate Olstein & Associates, financial professionals and mutual fund supermarkets or similar organizations that make the Fund’s shares available through financial professionals for shareholder and distribution services provided to Adviser Class shareholders.

CONTINGENT DEFERRED SALES CHARGE

Class C shares that are redeemed within the first year of purchase may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% of the original purchase price of such shares. There is no CDSC if Class C shares are redeemed more than one year after purchase. The CDSC is waived for certain categories of investors of Class C shares of the Fund (see “How to Redeem Shares”) and Adviser Class shares are not subject to a CDSC.

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FINANCIAL HIGHLIGHTS

The following tables include selected per share data and other performance information for the Fund throughout each period and is derived from the audited financial statements of the Fund. It should be read together with the Fund’s financial statements, notes and the unqualified report of independent registered public accounting firm, Ernst & Young, LLP, along with management’s discussion and analysis of the Fund’s performance, appearing in the Fund’s Annual Report to Shareholders for the fiscal period ended June 30, 2004. The Fund’s Annual Report may be obtained without charge by writing or calling the Fund at the address or number listed on the prospectus cover.

CLASS C
	For the Period Ended June 30, 2004[4]		For the Year Ended Aug. 31, 2003	For the Year Ended Aug. 31, 2002	For the Year Ended Aug. 31, 2001	For the Year Ended Aug. 31, 2000††	For the Year Ended Aug. 31, 1999

Net Asset Value - Beginning of Period	$14.45		$12.34	$15.51	$16.77	$17.43	$10.88
Investment Operations:
Net investment loss1	(0.13)		(0.14)	(0.18)	(0.12)	(0.07)	(0.11)
Net realized and unrealized gain (loss) on investments	3.08		2.25	(1.79)	1.68	3.15	7.31
Total from investment operations	2.95		2.11	(1.97)	1.56	3.08	7.20
Distributions from net realized gain on investments	—		—	(1.20)	(2.82)	(3.74)	(0.65)
Net Asset Value - End of Period	$17.40		$14.45	$12.34	$15.51	$16.77	$17.43

Total Return‡	20.42	%*	17.10%	(13.86)%	11.12%	24.64%	67.99%
Ratios (to average net assets) / Supplemental Data:
Expenses2	2.16	%**	2.23%	2.18%	2.18%	2.20%	2.29%
Net investment loss	(1.00	)%**	(1.16)%	(1.21)%	(0.75)%	(0.44)%	(0.74)%
Portfolio turnover rate3	52.45%		79.55%	81.86%	106.56%	158.44%	179.33%
Net assets at end of period (000 omitted)	$1,556,190		$1,194,726	$1,020,455	$684,738	$465,652	$349,157
††	On September 1, 1999, the Adviser Class Shares went effective and the existing class of shares was designated Class C Shares.
‡	Total returns do not reflect any deferred sales charge for Class C Shares.
*	Not annualized.
**	Annualized.
1	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
2	The expense ratio includes interest expense on equity swap contracts and/or dividends on short positions where applicable. The ratio of interest expense on equity swap contracts and/or dividends on short positions for the periods ended August 31, 2003, 2002, 2000 and 1999 was 0.02%, 0.01%, 0.00% and 0.10%, respectively. There was no interest expense on equity swap contracts or dividends on short positions for the periods ended August 31, 2001 and June 30, 2004.
3	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
4	On April 29, 2004, the Fund’s Board approved changing the Fund’s fiscal year end to June 30.

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ADVISER CLASS
	For the Period Ended June 30, 2004[4]		For the Year Ended Aug. 31, 2003	For the Year Ended Aug. 31, 2002	For the Year Ended Aug. 31, 2001	For the Period Sept. 21, 1999†† Through Aug. 31, 2000

Net Asset Value - Beginning of Period	$14.93		$12.66	$15.77	$16.89	$17.48
Investment Operations:
Net investment income (loss)[1]	(0.03)		(0.05)	(0.07)	(0.04)	0.05
Net realized and unrealized gain (loss) on investments	3.19		2.32	(1.84)	1.74	3.10
Total from investment operations	3.16		2.27	(1.91)	1.70	3.15

Distributions from net realized gain on investments	—		—	(1.20)	(2.82)	(3.74)
Net Asset Value - End of Period	$18.09		$14.93	$12.66	$15.77	$16.89
Total Return	21.17	%‡	17.93%	(13.21)%	11.99%	25.17%‡

Ratios (to average net assets) / Supplemental Data:
Expenses[2]	1.41	%*	1.48%	1.43%	1.43%	1.45%*
Net investment income (loss)	(0.25	)%*	(0.41)%	(0.46)%	(0.22)%	0.34%*
Portfolio turnover rate[3]	52.45%		79.55%	81.86%	106.56%	158.44%
Net assets at end of period (000 omitted)	$451,620		$350,583	$356,839	$198,742	$24,058
††	On September 1, 1999, the Adviser Class Shares went effective and the existing class of shares was designated Class C Shares. The Adviser Class first received assets on September 21, 1999.
‡	Not annualized.
*	Annualized.
1	Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
2	The expense ratio includes dividends on short positions where applicable. The ratio of dividends on short positions for the periods ended August 31, 2003, 2002 and 2000 was 0.02%, 0.01% and 0.00%, respectively. There were no dividends on short positions for the periods ended August 31, 2001 and June 30, 2004.
3	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
4	On April 29, 2004, the Fund’s Board approved changing the Fund’s fiscal year end to June 30.

14

SHAREHOLDER INFORMATION

SHARE CLASSES OF THE FUND

The Fund offers two classes of shares of the Fund, Class C shares and Adviser Class shares.
CLASS C SHARES

Class C shares are offered to the public through broker-dealers and directly by the Fund. You may purchase Class C shares of the Fund by following the instructions for purchasing shares as described under the section in this Prospectus entitled, “How To Purchase Shares.”

ADVISER CLASS SHARES

Adviser Class shares are generally only offered for sale through brokers, dealers, investment advisers, financial planners, financial institutions, and other financial professionals that charge a separate fee for advisory services (hereafter, “Financial Advisers”). The Adviser Class is also available to the Trustees and officers of the Fund, the employees of the investment manager and the spouses and children of employees of the investment manager.

The Rule 12b-1 distribution and shareholder servicing fees are lower for this class of shares than the Fund’s Class C shares because the Financial Advisers selling this class charge investors an additional fee for advisory services (usually asset-based) and perform distribution, administration and/or shareholder services that benefit the Fund.

You should contact your Financial Adviser to purchase Adviser Class shares of the Fund.

PRICING OF FUND SHARES

Each class of shares invests in the same portfolio of investments. The price for each class of shares is the net asset value per share (“NAV”) of that particular class, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the Fund is open for business (normally any day that the New York Stock Exchange is open for unrestricted trading). Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. Each Class’ NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities/# of shares = NAV). The NAV for each class takes into account the expenses and fees of that Class of the Fund, including management, distribution and shareholder servicing fees, which are accrued daily. The Class C and Adviser Class shares of the Fund will each have its own NAV which reflects that respective class’ distribution and shareholder servicing fees.

The Fund’s portfolio securities are valued each day at their market value, which usually means the last quoted sale price on the security’s principal exchange that day. However, securities traded on the Nasdaq NMS or Small Cap exchanges are valued at the Nasdaq Official Closing Price (“NOCP”). If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by, or under procedures approved by, the Board of Trustees. The Fund may use independent pricing services to assist in calculating NAV.

The SAI contains additional information regarding the pricing of the Fund’s shares.

HOW TO PURCHASE SHARES

You may purchase shares at the first NAV calculated after the Fund’s transfer agent receives and accepts your purchase order in proper form as described below. The Fund or its service providers have entered into arrangements authorizing certain financial intermediaries (or their agents) to accept purchase and redemption orders for Fund shares.

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The Fund will be deemed to have received an order when an authorized intermediary or agent accepts the order, and the investor will receive the next NAV calculated. If you purchase or sell shares through a broker-dealer, it is the broker dealer’s responsibility to transmit your request to the Fund’s Transfer Agent prior to the close of the New York Stock Exchange in order to receive that day’s share price. Your purchase of Fund shares is subject to annual 12b-1 Plan expenses. In addition, if you own and redeem Class C shares within one year of purchase, the shares may be subject to a CDSC. The Fund will not accept payment in cash, money orders or cashier checks, unless the cashier’s checks are in excess of $10,000. Also to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. All checks should be made payable to the Fund. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars.

The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund. The Fund seeks shareholders with a long-term investment outlook, and is not intended for use by investors following a short-term trading or market timing investment strategy. The Fund believes that market timing and short-term trading of the Fund’s shares can be detrimental to the Fund’s long-term strategy and style of investing. Therefore, the Fund monitors shareholder trading activity and seeks to identify investors who are engaging in market timing or short term trading. In instances where the Fund identifies investors who may be engaging in abusive market timing patterns (directly or through their brokers or advisers), the Fund may reject trades from those investors (or from clients of those brokers or advisers).

Broker-dealers may charge their customers a processing or service fee in connection with the purchase of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker-dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the Fund’s SAI. Your broker-dealer should provide you with specific information about any processing or service fees you will be charged.

The Fund will reject any initial or subsequent purchase orders for Adviser Class shares by an investor if the Fund determines that the investor does not meet the eligibility requirements for purchasing Adviser Class shares.

Minimum Investments	Initial	Subsequent
Regular Accounts	$1,000	$100 ($1,000 by wire)
Qualified Retirement Plans or IRAs	$250	$100

The Fund reserves the right to vary the initial and subsequent minimum investment requirements at any time.

The Trust, on behalf of the Fund, has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Fund is required to obtain the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

●	Full name

●	Date of birth (individuals only)

●	Social Security or tax identification number

●	Permanent street address (P.O. Box is not acceptable)

●	Accounts opened by entities, such as corporations, companies or trusts, will require additional documentation.

Please note that your application will be returned if you fail to provide any of the information listed above and your account will not be opened. If you require additional assistance when completing your application, please contact the Fund at (800) 799-2113 for Class C shares and (888) 887-9827 for Adviser Class shares. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction in the account until such information to help identify the account is received. The Fund may also reserve the right to close the account within five business days if clarifying information is not received.

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PURCHASES THROUGH FINANCIAL ADVISER

For purchases of Adviser Class shares, you should contact your Financial Adviser to open or add to your account.

PURCHASES BY MAIL
Complete and sign the New Account Application. Make check payable to The Olstein Financial Alert Fund [Name of Class] $1,000 minimum. $250 IRA minimum. Any lesser amount must be approved by the Fund.

If a purchase request is inadvertently sent to the Fund at its corporate address, it will be forwarded to the Fund’s transfer agent and the effective date of purchase will be delayed until the request is accepted by the Fund’s transfer agent.

MAIL TO:	OVERNIGHT OR EXPRESS MAIL TO:
THE OLSTEIN FINANCIAL ALERT FUND [Name of Class] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	THE OLSTEIN FINANCIAL ALERT FUND [Name of Class] c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Setting up an IRA account? Please call the Fund for details. For Class C call: (800) 799-2113. For Adviser Class call: (888) 887-9827.

All checks and money orders must be in U.S. dollars only. No cash will be accepted.

NOTE: U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) charges a $25 fee for any returned checks due to stop payment or insufficient funds. You will be responsible for any losses suffered by the Fund as a result.

PURCHASES BY WIRE
Initial Investment

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery or facsimile. To establish a new account in Class C, call 1-800-799-2113 or to establish a new account in the Adviser Class, call 1-888-887-9827. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.

For Subsequent Investments

Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Your purchase request should be wired through the Federal Reserve Bank as follows:

U.S. Bank, N.A. 777 East Wisconsin Avenue Milwaukee, WI 53202 ABA Number: 075000022	Credit to: U.S. Bancorp Fund Services, LLC Account Number: 112-952-137 Further credit to: The Olstein Financial Alert Fund Your account name and account number
(For new accounts, include taxpayer identification number)

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PURCHASES BY TELEPHONE

The telephone purchase option allows you to move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH System”) members may be used for telephone transactions.

To have your Fund shares purchased at the NAV determined at the close of regular trading on a given date, U.S. Bancorp must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on that date. If payment for your order is rejected by your bank, a fee will be charged to your account. You may not use telephone transactions for initial purchase of Fund shares.

The minimum amount that can be transferred by telephone is $100. For information about telephone transactions, please call the Fund at (800) 799-2113 for Class C shares and (888) 887-9827 for Adviser Class shares.

AUTOMATIC INVESTMENT PLAN
You may purchase shares of the Fund through an Automatic Investment Plan which allows monies to be deducted directly from your checking, savings or bank money market accounts to invest in the Fund. You may make automatic investments in amounts of $100 or more on a weekly, monthly, bi-monthly (every other month) or quarterly basis.

We are able to debit mutual fund or pass through accounts. In order to utilize this option, your financial institution must be a member of the ACH System. If your financial institution rejects your payment, a $25 fee will be charged to your account. Any change or termination to the plan should be made 5 days prior to the effective date by contacting the Transfer Agent at (800) 799-2113 for Class C and (888) 887-9827 for Adviser Class.

The Fund may alter, modify or terminate this Plan at any time. For information about participating in the Automatic Investment Plan, please call the Fund at (800) 799-2113 for Class C shares and (888) 887-9827 for Adviser Class shares.

ADDITIONAL INVESTMENTS
You may add to your account at any time by purchasing shares by mail (minimum $100) or by wire (minimum $1,000) according to the above wiring instructions. You must notify the Fund at (800) 799-2113 for Class C shares and (888) 887-9827 for Adviser Class shares prior to sending your wire. You must send a remittance form which is attached to your individual account statement together with any subsequent investments made through the mail. All purchase requests must include your account registration number in order to assure that your funds are credited properly.

HOW TO REDEEM SHARES

Remember: Checks are sent to your address on record. If you move, tell us!

You may redeem your shares of the Fund as described below on any business day that the Fund calculates its NAV. Generally, redemption requests for Adviser Class shares should be made through your Financial Adviser and redemption requests for Class C shares should be made directly to the Fund. Redemption requests in excess of $50,000 must be made in writing and must contain a signature guarantee. Your shares will be sold at the NAV next calculated after your order is accepted by the transfer agent. Any applicable CDSC on Class C shares will be deducted.

If your redemption request is in good order, the Fund will normally send you your redemption proceeds on the next business day and no later than seven calendar days after receipt of the redemption request. The Fund can send payments by wire directly to any bank previously designated by you in the New Account Application. A fee is charged for each wire redemption or for redemption proceeds sent by overnight courier.

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If you purchase shares by check and request a redemption soon after the purchase, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days). If you make a purchase with a check that does not clear, the purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction.

Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed. The Fund is not responsible for interest on redemption amounts due to lost or misdirected mail.

If your account falls below $1,000, the Fund may ask you to increase your balance. If you don’t, your shares could be automatically redeemed.
Broker-dealers or advisers may charge their customers a processing or service fee in connection with the redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker-dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the Fund’s SAI. Your broker-dealer should provide you with specific information about any processing or service fees you will be charged.

Certain authorized financial intermediaries (or their agents) are authorized to accept redemption orders for Adviser Class shares on behalf of the Fund. The Fund will be deemed to have received a redemption order when the financial intermediary (or its agent) accepts the redemption order and such order will be priced at the NAV next computed for the Adviser Class after such order is accepted by the financial intermediary (or its agent).

SIGNATURE GUARANTEES

Signature guarantees are needed for

●	Redemption requests over $50,000
●	Redemption requests to be sent to an address other than the address of record
●	Obtaining or changing telephone redemption privileges
●	When proceeds are made payable to other than the requested owner
●	When changing account ownership
●	When changing bank instructions for any electronic funds transfer

Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. The New Account Application contains appropriate information and a form on which to make the signature guarantee.

CONTINGENT DEFERRED SALES CHARGES

If you are a client of the investment manager who maintains a private brokerage account at the time of purchase, your account will not be subject to the CDSC described in this Prospectus.

If you submit a redemption request for Class C shares for a specific dollar amount, and the redemption request is subject to a CDSC, the Fund will redeem the number of shares necessary to deduct the applicable CDSC and tender the requested amount to you if you have enough shares in the account. Class C shares which are sold within the first year after their purchase will be assessed the applicable CDSC on the original purchase price of such shares. Purchases by participants in 401(k) or 403(b) plans for which the Fund is listed as an investment option and Olstein & Associates is listed as broker of record, will not be subject to any CDSC. In addition, the CDSC may be waived under certain circumstances.

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If after redeeming Class C shares, you decide to repurchase the same amount of Class C shares within 45 days of a redemption and such redemption was subject to a CDSC, you will receive an amount of shares equal to the repurchase plus the number of shares repurchased at the current day’s NAV necessary to reimburse the amount of the CDSC. Please be sure to notify the Transfer Agent upon such a repurchase when you wish to exercise the reimbursement privilege.

Year After Purchase Made	CDSC (as a % of dollar amount subject to charge)
Up to 1 year:	1.00%
After 1 full year	None

REDEMPTIONS IN-KIND

If your redemption request exceeds the lesser of $250,000 or 1% of the Fund’s net assets (an amount that could affect Fund operations), the Fund reserves the right to make a “redemption in-kind.” A redemption in-kind is a payment in portfolio securities rather than cash. The portfolio securities would be valued using the same method as the Fund uses to calculate its NAV. You may experience additional expenses such as brokerage commissions in order to sell the securities received from the Fund. In-kind payments do not have to constitute a cross section of the Fund’s portfolio. The Fund will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Fund shares redeemed.

REDEMPTION THROUGH YOUR FINANCIAL ADVISER

To redeem Adviser Class shares, you should contact your Financial Adviser.

REDEMPTION BY MAIL

Send written redemption requests to: THE OLSTEIN FINANCIAL ALERT FUND [CLASS NAME] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to the Fund’s transfer agent and the effective date of redemption will be delayed until the request is accepted by the Fund’s transfer agent.

The Fund cannot honor any redemption requests with special conditions or which specify an effective date other than as provided.

A redemption request must be received in good order by the transfer agent before it will be processed. “Good Order” means the request for redemption must include a Letter of Instruction specifying or containing:

●    the NAME and CLASS of the Fund
●    the NUMBER of shares or the DOLLAR amount of shares to be redeemed
●    SIGNATURES of all registered shareholders exactly as the shares are registered
●    the ACCOUNT registration number • a signature guarantee if applicable
●    any additional requirements listed below that apply to your particular account.

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TYPE OF REGISTRATION	REQUIREMENTS

Individual, Joint Tenants, Sole Proprietorship, Custodial (Uniform Gift to Minors Act), General Partners	Redemption requests must be signed by all person(s) required to sign for the account, exactly as it is registered.
Corporations, Associations	Redemption request and a corporate resolution,signed by person(s) required to sign for the account, accompanied by signature guarantee(s).
Trusts
Redemption request signed by the trustee(s), with a signature guarantee. (If the Trustee’s name is not registered on the account, a copy of the trust document certified within the past 60 days is also required.)

IRA REDEMPTIONS

If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact the transfer agent in advance: (800) 799-2113 for Class C shares and (888) 887-9827 for Adviser Class shares.

REDEMPTION BY TELEPHONE

If you are set up to perform telephone transactions (either through your New Account Application or by subsequent arrangements in writing), you may redeem shares in any amount up to $50,000 by instructing the transfer agent by telephone at: (800) 799-2113 for Class C shares and (888) 887-9827 for Adviser Class shares. You must redeem at least a $100 for each telephone redemption. Redemption requests for amounts exceeding $50,000 must be made in writing and include a signature guarantee.

If the proceeds are sent by wire or by overnight courier, the transfer agent will assess a fee.

In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above.

A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. The Fund will use reasonable procedures to attempt to confirm that all telephone instructions are genuine such as:

●    requesting a shareholder to correctly state his or her Fund account number, • the name in which his or her account is registered,

●    his or her banking institution,

●    bank account number, and

●    the name in which his or her bank account is registered.

The Fund and its transfer agent each reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

The Fund is not responsible for interest on redemptions due to lost or misdirected mail.

21

ACH TRANSFER
Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the New Account Application. If money is moved by ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per ACH transfer.

SYSTEMATIC WITHDRAWAL PLAN
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Fund’s systematic withdrawal option allows you to move money automatically from your Fund account to your bank account according to the schedule you select. The minimum systematic withdrawal amount is $100.

To select the systematic withdrawal option you must check the appropriate box on the New Account Application. A systematic withdrawal for an account with Class C shares may be subject to a CDSC. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences.

For further details about this service, see the New Account Application or call the transfer agent at (800) 799-2113 for Class C shares and (888) 887-9827 for Adviser Class shares.

RETIREMENT PLANS

Shares of the Fund are available for use in all types of tax-deferred retirement plans such as:

●	IRAs,
●	Educational IRAs (Coverdell Education Savings Accounts),
●	employer-sponsored defined contribution plans (including 401(k) plans), and
●	tax-deferred custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.

Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained by calling the Fund at (800) 799-2113 for Class C shares and (888) 887-9827 for Adviser Class shares. Below is a brief description of the types of retirement plans that may invest in the Fund:
INDIVIDUAL RETIREMENT ACCOUNTS (IRAs)

If you are under age 70-1/2, you are eligible to contribute on a deductible basis to an IRA account if you are not an active participant in an employer maintained retirement plan and, when a joint return is filed, you do not have a spouse who is an active participant. The IRA deduction is also available for individual taxpayers and married couples with adjusted gross incomes not exceeding certain limits, regardless of whether you or, if you are married, your spouse is an active participant. All individuals under age 70-1/2 who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account accumulates on a tax deferred basis. Roth IRAs and Coverdell Education Savings Accounts are also available.

ROTH IRAs
Roth IRAs permit tax free distributions of account balances if the assets have been invested for five years or more and the distributions meet certain qualifying restrictions. Investors filing as single taxpayers who have modified adjusted gross incomes of $95,000 or more, and investors filing as joint taxpayers with modified adjusted gross incomes of $150,000 or more may find their participation in this IRA to be restricted.

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COVERDELL EDUCATION SAVINGS ACCOUNTS
Coverdell Education Savings Accounts permit annual contributions of up to $2,000 per beneficiary (under age 18) to finance qualified education expenses, subject to limitations based on the income status of the contributor.

A special IRA program is available for employers under which employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. SEP-IRAs (Simplified Employee Pension-IRA) free the employer of many of the requirements of establishing and maintaining a tax qualified retirement plan.
If you are entitled to receive a distribution from a qualified retirement plan, you may be eligible to rollover all or part of that distribution into the Fund’s IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

U.S. Bank, N.A. makes available its services as an IRA Custodian for each shareholder account established as an IRA. For these services, U.S. Bank, N.A. receives an annual fee of $15.00 per account with a cap of $30.00 per social security number, which fee is paid directly to U.S. Bank, N.A. by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment. IRAs are subject to special rules and conditions that must be reviewed by the investor when opening a new account.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS

Both self-employed individuals (including sole proprietorships and partnerships) and corporations may use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans often allow participants to make annual pre-tax contributions, which may be matched by their employers up to certain percentages based on the participant’s pre-contribution earned income.
403(B)(7) RETIREMENT PLANS

Schools, hospitals, and certain other tax-exempt organizations or associations may use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee’s regular compensation. Such contributions are excludable from the gross income of the employee for federal income tax purposes to the extent they do not exceed applicable limitations (including a generally applicable limitation of $13,000 per year beginning January 1, 2004, and an additional $1,000 for each of the next two years thereafter, resulting in a maximum of $15,000 beginning January 1, 2006).

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

The Fund intends to make a distribution at least annually from its net investment income and any net realized capital gains. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

23

Expenses of the Fund, including the investment management fees and 12b-1 fees, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the payable date, unless you elect to receive the dividends and/or distributions in cash. No interest will accrue on amounts represented by uncashed distribution or redemption checks. If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund. You may change your election at any time by notifying the Fund in writing thirty days prior to the record date. Please call the Fund at (800) 799-2113 for Class C shares and (888) 887-9827 for Adviser Class shares for more information.

If you invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions that are declared in December, but paid in January are taxable as if they were paid in December. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates, provided certain holding period requirements are met.

If you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares of the Fund, you may realize a capital gain or loss.

Fund distributions and gains from the sale of your shares generally will be subject to federal, state and local taxes. Non-U.S. investors may be subject to U.S. withholding and/or estate tax, and will be subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local and/or foreign tax consequences of an investment in the Fund.

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THE Olstein Financial ALERT Fund	a series of THE OLSTEIN FUNDS 4 Manhattanville Road Purchase, NY 10577

For More Information

You may obtain the following and other information on the Fund free of charge:

●	Annual and Semi-Annual Report to Shareholders
The annual and semi-annual reports provide the Fund’s most recent financial report and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during its last fiscal year.
●	Statement of Additional Information (SAI) dated October 31, 2004 The SAI provides more details about the Fund’s policies and management and is incorporated by reference into this Prospectus.

Inquiries may be made to the following:

Telephone:
1-800-799-2113 (for Class C shares)
1-888-887-9827 (for Adviser Class shares)

Mail:
The Olstein Financial Alert Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Internet:
www.olsteinfunds.com

SEC:
Text only versions of Fund documents can be viewed online or downloaded from: http://www.sec.gov

You may review and obtain copies of Fund information at the SEC Public Reference Room in Washington, D.C. (1-800-SEC-0330). Copies of the information may be obtained for a fee by writing the Public Reference Section, Washington, D.C. 20549-6009.

THE
Olstein
Financial ALERT Fund

CLASS C SHARES

ADVISER CLASS SHARES

PROSPECTUS
October 31, 2004

THE OLSTEIN FINANCIAL ALERT FUND
a series of
THE OLSTEIN FUNDS

STATEMENT OF ADDITIONAL INFORMATION
Class C Shares
Adviser Class Shares

October 31, 2004

Information about the Fund is included in its Prospectus dated October 31, 2004, which may be obtained without charge from the Fund by writing to the address or calling the telephone number listed below. The Fund offers Class C shares and Adviser Class shares. Class C shares are offered directly to the public and shares of the Adviser Class are only offered for sale through financial advisers such as broker-dealers, investment advisers or financial planners. No investment in shares of the Fund should be made without first reading the Prospectus. Information from the Annual Report has been incorporated into this Statement of Additional Information by reference. The Annual Report contains additional performance information and a copy of the Annual Report may be obtained free of charge from the address and telephone number below.

INVESTMENT MANAGER
AND DISTRIBUTOR

Olstein & Associates, L.P.
4 Manhattanville Road
Purchase, NY 10577
1-800-799-2113

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Fund’s Prospectus dated October 31, 2004. Please retain this Statement of Additional Information for future reference.

TABLE OF CONTENTS

HISTORY AND CLASSIFICATION	3
INVESTMENT STRATEGIES AND RISKS	3
INVESTMENT RESTRICTIONS	7
PORTFOLIO TURNOVER	10
MANAGEMENT OF THE FUND	10
MANAGEMENT OWNERSHIP	14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	14
INVESTMENT MANAGER	14
DISTRIBUTOR	16
ADMINISTRATOR	18
TRANSFER AGENT AND FUND ACCOUNTANT	19
CUSTODIAN	20
ALLOCATION OF PORTFOLIO BROKERAGE	20
SHARES OF THE TRUST	22
PURCHASE OF SHARES	22
ANTI-MONEY LAUNDERING PROGRAM	23
REDEMPTIONS	23
DISTRIBUTIONS	25
TAXATION	25
GENERAL INFORMATION	27
FINANCIAL STATEMENTS	29
APPENDIX A	A-1

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THE OLSTEIN FINANCIAL ALERT FUND

HISTORY AND CLASSIFICATION

The Olstein Financial Alert Fund (the “Fund”) is the only series of The Olstein Funds (the “Trust”), which is an open-end, management investment company. The Fund maintains a diversified portfolio of investments selected in accordance with its investment objectives and policies. The Trust was organized as a Delaware statutory trust (formerly known as a Delaware business trust) on March 31, 1995.

INVESTMENT STRATEGIES AND RISKS

The Fund’s primary objective is to achieve long-term capital appreciation, and its secondary objective is income. The Fund’s investment objectives are fundamental, which means that they may not be changed without shareholder approval. The Fund seeks to achieve its objectives by making investments selected according to its investment policies and restrictions. This Statement of Additional Information contains further information concerning the techniques and operations of the Fund, the securities in which it will invest, and the policies it will follow.

Primary Investment - Common Stock

To achieve its primary objective, the Fund invests in common stock of companies that Olstein & Associates, L.P. (the “Investment Manager”) determines to be undervalued. Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Other Equity Investments

Convertible Securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).

As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. Income streams of convertible securities are generally higher in yield than the income derivable from a common stock, but lower than that afforded by a non-convertible debt security. While providing a fixed-income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount greater than the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for as long as the Investment Manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund’s investment objectives and policies.

Foreign Investments. The Fund may invest in foreign securities which are traded in U.S. dollars. Additionally, the Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities markets. The Fund may purchase ADRs whether they are “sponsored” or “unsponsored.” Sponsored ADRs are issued jointly by the issuer of the underlying security and a depository, whereas unsponsored ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income that may be distributed to shareholders.

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Investments in such foreign investments may involve greater risks than investments in domestic securities. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies. Also there is generally less information available to the public about non-U.S. companies. In addition, foreign investments may include risks related to legal, political and/or diplomatic actions of foreign governments. These include imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, limited legal remedies available to investors, and establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of a foreign issuer’s stock. The Fund is authorized to invest up to 20% of its net assets in ADRs and foreign securities traded in U.S. dollars.

Warrants. The Fund may invest in warrants, in addition to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer’s capital stock at a set price for a specified period of time.

Preferred Stock

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer’s board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of issuers of the preferred stocks in which the Fund invests.

If the Investment Manager determines that suitable undervalued equity securities are not available, the Fund may seek income by investing a substantial portion of its assets in other types of securities.

Money Market Instruments

The Fund will select money market securities for investment when such securities offer a current market rate of return which the Fund considers reasonable in relation to the risk of the investment, and the issuer can satisfy suitable standards of credit-worthiness set by the Fund. The money market securities in which the Fund may invest include:

repurchase agreements certificates of deposit shares of money market mutual funds	U.S. Government securities commercial paper
The Fund’s direct investments in money market securities will generally favor securities with shorter maturities (maturities of less than 60 days), which are less affected by price fluctuations than are those with longer maturities. Other than its investments in money market mutual funds, the Fund will not invest in other investment companies. The Fund’s investments in money market mutual funds may be made only in accordance with the limitations imposed by the Investment Company Act of 1940, as amended (“the 1940 Act”), and its applicable rules.

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U.S. Government Securities. U.S. Government Securities include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issuance. The Fund will only acquire U.S. Government Securities which are supported by the “full faith and credit” of the United States. Securities that are backed by the full faith and credit of the United States include:

(a)     Treasury bills,

(b)     Treasury bonds,

(c)     Treasury notes, and

(d)     obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank.

The maturity rates of U.S. Government Securities are as follows:

1 Year or Less Treasury Bills	1 to 10 Years Treasury Notes	Greater than 10 Years Treasury Bonds

Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time, earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bank certificates of deposit and bankers’ acceptances are generally limited to domestic banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan Insurance Corporation having a net worth of at least $100 million dollars and domestic branches of foreign banks (limited to institutions having total assets not less than $1 billion or its equivalent).

Commercial Paper. Investments in prime commercial paper may be made in notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace, or any renewal periods payable on demand or having a maturity likewise limited.

Repurchase Agreements. Under a repurchase agreement, the Fund acquires a debt instrument subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The Fund will enter into repurchase agreements only with banks that are members of the Federal Reserve System, or securities dealers who are members of a national securities exchange or are market makers in government securities and report to the Market Reports Division of the Federal Reserve Bank of New York. In either case, the Fund will enter into repurchase agreements only when the debt instrument collateralizing the repurchase agreement is a U.S. Treasury or agency obligation supported by the full faith and credit of the United States.

A repurchase agreement may also be viewed as the loan of money by the Fund to the seller. The resale price specified is normally greater than the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time the Fund is invested in the agreement and may not be related to the coupon rate on the underlying security.

The term of these repurchase agreements will usually be short (from overnight to one week), and at no time will the Fund invest in repurchase agreements of more than sixty days. The securities that are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase agreement.

As collateral, the Fund will always receive securities whose market value, including accrued interest, will at least equal 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian.

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If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidation of the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, collection of the collateral by the Fund may be delayed or limited. The Fund also may not be able to substantiate its interests in the underlying securities. While management of the Fund acknowledges these risks, the Investment Manager expects to control these risks through stringent security selection.

The Fund’s investment in repurchase agreements that do not mature in seven days and other securities for which there is no readily available market for resale, or that are subject to legal or contractual restrictions on resale, may be considered illiquid securities under federal or state law. The Fund will restrict its investment in illiquid securities to not more than 10% of its net assets.

Illiquid Securities

The Fund may invest up to 10% of its net assets in securities that may be considered illiquid. Illiquid securities include securities with contractual restrictions on resale, repurchase agreements maturing in more than seven days, and other securities that may not be readily marketable. Liquidity refers to the ability of the Fund to sell a security in a timely manner at a price that reflects the value of that security. The relative illiquidity of some of the Fund’s securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it may be necessary or advantageous for the Fund to liquidate portfolio securities. Certain securities in which the Fund may invest are subject to legal or contractual restrictions as to resale and therefore may be illiquid by their terms.

Equity Swap Agreements

The Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities, and, indirectly, to better manage the Fund’s ability to experience taxable gains or losses in an effort to maximize the after-tax returns for shareholders.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of, a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Forms of swap agreements include equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or “cap”; equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor”; and equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels. Parties may also enter into bilateral swap agreements which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets such as cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund’s portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s net assets.

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Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Manager’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Investment Manager will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions set forth below in addition to those discussed in the Prospectus. Some of these restrictions are fundamental policies of the Fund, and cannot be changed without the approval of a majority of the Fund’s outstanding voting securities. As provided in the 1940 Act, a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of:

(1)    more than 50% of the outstanding shares, or

(2)    67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Fundamental Restrictions

As a matter of fundamental policy, the Fund will not:

(a)     as to 75% of the Fund’s total assets, invest more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to cash and cash items, or obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or securities of other investment companies);

(b)     purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer; for purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class;

(c)     make short sales of securities in excess of 25% of the Fund’s total assets or purchase securities on margin except for such short-term credits as are necessary for the clearance of transactions;

(d)     purchase or sell commodities or commodity contracts;

(e)     make loans of money or securities, except

•	by the purchase of fixed income obligations in which the Fund may invest consistent with its investment objective and policies; or

•	by investment in repurchase agreements (see “Investment Strategies and Risks”);

(f)     borrow money, except that the Fund may borrow from banks in the following cases:

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•	for temporary or emergency purposes not in excess of 5% of the Fund’s net assets, or

•	to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33 1/3% of the value of the Fund’s net assets at the time the borrowing was made;

(g)     pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33 1/3% of the value of its net assets, but only to secure borrowings authorized in the preceding restriction; this restriction does not limit the authority of the Fund to maintain accounts for short sales of securities;

(h)     purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund’s net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in any combination of securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days;

(i)     engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

(j)     purchase or sell real estate or interests in real estate, although it may purchase securities of issuers which engage in real estate operations and may purchase and sell securities which are secured by interests in real estate; therefore, the Fund may invest in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate such as real estate limited partnerships which are listed on a national exchange, however, the Fund will not invest more than 10% of its assets in any one or more real estate investment trusts; and

(k)     invest more than 25% of the value of the Fund’s total assets in one particular industry; for purposes of this limitation, utility companies will be divided according to their services (e.g., gas, electric, water and telephone) and each will be considered a separate industry; this restriction does not apply to investments in U.S. Government securities, and investments in certificates of deposit and bankers’ acceptances are not considered to be investments in the banking industry.

Non-Fundamental Restrictions

Non-fundamental policies may be changed by the Trust’s Board of Trustees, without shareholder approval. As a matter of non-fundamental policy, the Fund will not:

(a)     purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

(b)     invest for the purpose of exercising control or management of another company;

(c)     invest in securities of any open-end investment company, except in connection with a merger, reorganization or acquisition of assets and except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended;

(d)     invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation; this limitation shall not apply to U.S. Government securities; and

(e)             invest more than 20% of its total assets (measured at time of investment) in depository receipts evidencing ownership of foreign securities or in foreign securities traded on U.S. exchanges.

-8-

So long as percentage restrictions are observed by the Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing fundamental or non-fundamental restrictions.

Short Selling

If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund. Short selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund.

Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. Government Securities or other liquid assets equal to the difference between:

(a)    the market value of the securities sold short; and

(b)    any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale).

Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated account at such levels that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

The value of any securities of any one issuer in which the Fund is short may not exceed the lesser of 2% of the Fund’s net assets or 2% of the securities of any class of any issuer’s securities. In addition, short sales will only be made in those securities that are listed on a national exchange. When added together, no more than 25% of the value of the Fund’s total net assets will be:

•	deposited as collateral for the obligation to replace securities borrowed to effect short sales; and

•	allocated to segregated accounts in connection with short sales.

Options

Generally, the Fund will only purchase options for hedging purposes and not for speculation. In this regard, the Fund will only purchase call options on underlying securities that are sold short by the Fund. Purchasing call options allows the Fund to hedge against an increase in the price of securities that are sold short by the Fund, by locking in a future purchase price. Such options on securities will generally be held no longer than the Fund maintains a short position in the underlying security.

The purchase of call options gives the Fund the right, but not the obligation, to buy (call) a security at a fixed price during a specified period. When purchasing call options, the Fund pays a non-refundable premium to the party who sells (writes) the option. This practice allows the Fund to protect itself in the event of an unexpected increase in the price of a security sold short. Premiums paid by the Fund in connection with option purchases will not exceed 5% of the Fund’s net assets. Following the purchase of a call option, the Fund may liquidate its position by entering into a closing transaction in which the Fund sells an option of the same series as previously purchased.

-9-

The success of purchasing call options for hedging purposes depends on the Investment Manager’s judgment and ability to predict the movement of stock prices. There is generally an imperfect correlation between options and the securities being hedged. If the Investment Manager correctly anticipates the direction of the price of the underlying security that is the subject of the hedge, the option will not be exercised, and any premium paid for the option may lower the Fund’s return. If an option position is no longer needed for hedging purposes, it may be closed out by selling an option of the same series previously purchased. There is a risk that a liquid secondary market may not exist and the Fund may not be able to close out an option position, and therefore would not be able to offset any portion of the premium paid for that option. The risk that the Fund will not be able to close out an options contract will be minimized because the Fund will only enter into options transactions on a national exchange and for which there appears to be a liquid secondary market.

The Fund’s activities relating to short sales and any purchase of options on securities for hedging purposes may be considered investments in derivative securities. “Derivative” securities include instruments whose value is based upon, or derived from, some underlying security.

PORTFOLIO TURNOVER

Although the primary objective of the Fund is to achieve long-term capital appreciation, the Fund may sell securities to recognize gains or avoid potential for loss without regard to the time they have been held. The Fund intends to follow a strict “buy and sell discipline” under which it will purchase or sell securities whenever the Fund’s value criteria are met. When appropriate, the Fund takes into consideration the holding period of the security.

The Investment Manager believes that adhering to a strict sell discipline when the Fund’s value criteria are met reduces the potential severity of future portfolio valuation declines. However, such discipline may result in portfolio changes and a portfolio turnover rate higher than that reached by many capital appreciation funds. High portfolio turnover produces additional transaction costs (such as brokerage commissions) which are borne by the Fund. High portfolio turnover also may cause adverse tax effects. See “Dividends, Capital Gains Distributions and Taxes” in the Prospectus.

The annualized portfolio turnover rate for the past three fiscal periods is as follows:

Fiscal Period ended June 30, 2004*	Fiscal year ended August 31, 2003	Fiscal Year ended August 31, 2002
52.45%	79.55%	81.86%

* On April 29, 2004, the Board of Trustees changed the Fund’s fiscal year end to June 30, so the fiscal period ended June 30, 2004 was ten months.

MANAGEMENT OF THE FUND

Board of Trustees and Officers of the Trust

The Board of Trustees of the Trust consists of six individuals, four of whom are not “interested persons” of the Trust or Fund as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. They establish policy for the operation of the Fund and appoint the officers who conduct the daily business of the Fund.

The officers conduct and supervise the daily business operations of the Trust, while the Trustees, in addition to the functions set forth under “Investment Manager,” and “Distributor” review such actions and decide on general policy. Compensation to officers and Trustees of the Trust who are affiliated with the Investment Manager is paid by the Investment Manager and not by the Trust.

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The names, addresses and occupational history of the Trustees and principal executive officers are listed below:

Name, Address and Age	Position and Office with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Disinterested Trustees:
Fred W. Lange 123 Lewisburg Road Sussex, NJ 07461 Age: 72	Trustee	Since 1995	Private Investor.	1	Wagner College
John Lohr P.O. Box 771407 Orlando, FL 32877-1407 Age: 59	Trustee	Since 1995	Retired; General Counsel, LFG, Inc. (provider of investment products), Jan. 1996 to Sept. 2002.	1	Crosswater Financial Corporation
D. Michael Murray Murray, Montgomery, & O’Donnell 101 Constitution Avenue Suite 900 Washington, DC 20001 Age: 64	Trustee	Since 1995	President, Murray, Montgomery, & O’Donnell (consultants), since 1968.	1	American Academy of Preventive Medicine
Lawrence K. Wein 27 Rippling Brook Drive Short Hills, NJ 07078 Age: 62	Trustee	Since 1995	Private Consultant for telecommunications industry, since July 2001; Former Vice President-Wholesale Business Operations, Concert Communications an ATT/BT Company, April 2000 to June 2001; Former Executive Manager, AT&T, Inc., for 35 years, retired July 2001.	1	eRooms Systems Technologies (ERMS.OB)

Name, Address and Age	Position and Office with the Trust	Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees:
Erik K. Olstein*+ c/o Olstein & Associates, L.P. 4 Manhattanville Road Purchase, NY 10577 Age: 37	Trustee, Secretary and Assistant Treasurer	Since 1995	President and Chief Operating Officer, Olstein & Associates, L.P., since 2000; Vice President of Sales and Chief Operating Officer, Olstein & Associates, L.P., 1994-2000.	1	None
Robert A. Olstein*+ Olstein & Associates, L.P. 4 Manhattanville Road Purchase, NY 10577 Age: 63	Chairman and President	Since 1995	Chairman, Chief Executive Officer, and Chief Investment Officer, Olstein & Associates, L.P., since 2000; Chairman, Chief Executive Officer, Chief Investment Officer and President, Olstein & Associates, L.P., 1994-2000; President, Secretary and Sole Shareholder of Olstein, Inc., since June 1994.	1	None

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Name, Address and Age	Position and Office with the Trust	Length of Time Served	Principal Occupation During the Past Five Years
Officers:
Michael Luper Olstein & Associates, L.P. 4 Manhattanville Road Purchase, NY 10577 Age: 36	Chief Accounting Officer and Treasurer	Since 1995	Executive Vice President and Chief Financial Officer, Olstein & Associates, L.P., since 2000; Vice President and Chief Financial Officer, Olstein & Associates, L.P., 1994-2000.
James B. Kimmel Olstein & Associates, L.P. 4 Manhattanville Road Purchase, NY 10577 Age: 42	Chief Compliance Officer	Since 2004

Vice President, General Counsel and Chief Compliance Officer, Olstein & Associates, L.P. Previously, Of Counsel at Stradley Ronon Stevens & Young LLP (law firm), May 2001 to April 2004, Vice President and Assistant Counsel in the corporate and securities group at Summit Bancorp from September 1996 through May 2001, Associate Attorney in the investment management practice at Morgan Lewis & Bockius LLP from September 1990 through August 1996.

* Robert and Erik Olstein are each officers of Olstein & Associates, L.P. or its affiliates and are considered to be an "interested person" of the Fund within the meaning of the 1940 Act.
+ Erik K. Olstein is the nephew of Robert A. Olstein, President of The Olstein Funds.

Beneficial Ownership

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Fund as of December 31, 2003.

Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Fred W. Lange	Over $100,000	Over $100,000
John Lohr	None	None
D. Michael Murray	Over $100,000	Over $100,000
Lawrence K. Wein	Over $100,000	Over $100,000

Interested Trustees
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Erik K. Olstein	Over $100,000	Over $100,000
Robert A. Olstein	Over $100,000	Over $100,000

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Compensation

For their service as Trustees, the Independent Trustees receive a $10,000 annual fee and $1,250 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested Trustees of the Trust receive no compensation for their service as Trustees. On April 29, 2004, the Board of Trustees approved changing the Fund’s fiscal year end to June 30. The table below details the amount of compensation received by the Trustees from the Fund for the fiscal period from September 1, 2003 to June 30, 2004.

Independent Trustees

Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees
Fred W. Lange Trustee	$13,750	None	None	$13,750
John Lohr Trustee	$13,750	None	None	$13,750
D. Michael Murray Trustee	$13,750	None	None	$13,750
Lawrence K. Wein Trustee	$13,750	None	None	$13,750

Interested Trustees

Name and Position	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees
Neil C. Klarfeld Trustee	None	None	None	None
Erik K. Olstein Trustee, Secretary and Assistant Treasurer	None	None	None	None
Robert A. Olstein Chairman and President	None	None	None	None

Audit Committee

The Trust has an Audit Committee, which assists the Board of Trustees in fulfilling its duties relating to the Trust’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent registered public accounting firm. The specific functions of the Audit Committee include: (i) pre-approving and recommending the engagement or retention of the independent registered public accounting firm; (ii) reviewing with the independent registered public accounting firm the scope and the results of the auditing engagement; (iii) pre-approving professional services provided by the independent registered public accounting firm prior to the performance of such services; (iv) considering the range of audit and non-audit fees; (v) reviewing the independence of the independent registered public accounting firm; (vi) reviewing the scope and results of the Trust’s procedures for internal auditing; and (vii) reviewing the Trust’s system of internal accounting controls.

The Audit Committee is made up of all of the Independent Trustees as follows: Fred W. Lange, John Lohr, D. Michael Murray and Lawrence K. Wein.  On April 29, 2004, the Board of Trustees approved changing the Fund’s fiscal year end to June 30. During the fiscal period from September 1, 2003 to June 30, 2004, there was one meeting of the Audit Committee.

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MANAGEMENT OWNERSHIP

As of September 30, 2004, the Fund’s officers, trustees and members of the Investment Manager as a group owned 6.42% of the Class C shares of the Fund and 2.43% of the Adviser Class shares of the Fund, for a total of 5.53% of the outstanding shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Principal Holders

As of September 30, 2004, there were no control persons of the Fund. As of September 30, 2004, the following shareholders were known to own of record or beneficially more than 5% of the outstanding voting shares of the Class C shares, the Adviser Class shares, or the Fund as a whole, as shown:

Name and Address	Percentage of Class	Percentage of Fund	Ownership
Saxon and Company P.O. Box 7780-1888 Philadelphia, PA 19182	Adviser Class Shares 42.32%	9.47%	Record
Charles Schwab Company, Inc. 101 Montgomery Street San Francisco, CA 94104	Adviser Class Shares 16.75%	3.75%	Record

INVESTMENT MANAGER

Effective August 18, 1995, the Trust entered into an investment management agreement on behalf of the Fund with Olstein & Associates, L.P. (the “Investment Management Agreement”). The Investment Manager provides investment advisory services. The services of the Investment Manager are subject to the supervision and direction of the Trust’s Board of Trustees.

The Investment Manager is organized as a New York limited partnership and is controlled and operated by its general partner, Olstein Advisors, LLC, a Delaware limited liability company, which is jointly owned by Olstein, Inc., Erik K. Olstein and Michael Luper. Olstein, Inc., the managing member of Olstein Advisors, LLC, is wholly owned by Robert A. Olstein. Robert A. Olstein and Erik K. Olstein are also Trustees of the Trust, and, consequently, are considered affiliated persons of both the Investment Manager and the Fund. Similarly, Michael Luper is an officer of the Trust and is also considered an affiliated person of both the Investment Manager and the Fund.

The Investment Manager has twenty-one limited partners, who will receive a portion of the income derived from the advisory fee received by the Investment Manager. In addition, some of the limited partners are brokers or dealers who may receive up-front commissions from the Distributor for sales of Fund shares, distribution fees for ongoing marketing of Fund shares under a Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act, or compensation as broker-dealer employees of companies which execute portfolio transactions for the Fund under the Fund’s affiliated brokerage procedures.

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The Investment Management Agreement must be renewed annually. The Investment Management Agreement will be renewed each year only so long as its renewal and continuance are specifically approved at least annually by:

(a)    the Board of Trustees, or

(b)    by vote of a majority of the outstanding voting securities of the Fund.

In either case, the terms of the renewal must be approved by the vote of a majority of the Trustees of the Fund who are not parties of the Investment Management Agreement or interested persons of any such party (the “Independent Trustees”). The vote of the Trustees must be cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement will terminate automatically in the event of its assignment.

During the past fiscal period, the Board of Trustees, including a majority of the Independent Trustees, approved renewal of the Investment Management Agreement. In reaching this decision, the Board of Trustees evaluated information furnished throughout the year at regular board meetings, in addition to information specifically furnished for the annual board meeting held to consider such renewal. Such information included reports on the Fund's investment performance, expenses, portfolio composition and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by the Investment Manager, as well as periodic reports relating to compliance with the Fund's investment policies and restrictions. The information furnished annually to the Board of Trustees also included special reports comparing the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund.

The Board reviewed information regarding the financial and profitability situation of the Manager and discussed the issue of potential economies of scale and the imposition of breakpoints. The Investment Manager confirmed that it would be willing to share economies of scale with investors through management fee breakpoints in the future, but indicated that such economies were not expected in the near term. The Board of Trustees also considered the extent to which the Investment Manager may possibly derive other ancillary benefits from Fund operations, including the allocation of Fund brokerage and the use of "soft" commission dollars to pay for research and other similar services.

Based upon its review of such material and information together with other relevant information, the Board of Trustees, including a majority of Independent Trustees, concluded that continuance of the management agreement was appropriate and in the best interest of Fund shareholders. In reaching this decision, the Board of Trustees took into account a combination of factors, including the performance of the Fund, the reasonableness of expenses charged to the Fund and the scope and quality of investment management services provided to the Fund.

In considering the scope and quality of investment management services, the Board also considered the fact that the Fund was established expressly to be an investment vehicle for investors who desire to have their investments managed by the Investment Manager. Consideration was also given to the Investment Manager's continuing need to attract and retain qualified investment management staff, the portfolio research and management process, and the record of compliance with Fund investment policies and restrictions, as well as the Code of Ethics which governs personal securities trading by Fund management.

During the term of the Investment Management Agreement, the Investment Manager pays all expenses incurred by it in connection with its activities thereunder except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Investment Manager under the Investment Management Agreement are not exclusive, and the Investment Manager is free to perform similar services for others.

The Investment Management Agreement was initially effective for a period of two years and is continued from year to year, provided that such continuance is approved at least annually by a vote of the holders of a “majority” (as defined in the 1940 Act) of the outstanding voting securities of the Fund, or by the Trustees, and in either event by vote of a majority of the Trustees of the Trust who are not parties to the Investment Management Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance will be effective with respect to the Fund if a majority of the outstanding voting securities of the Fund votes to approve such continuance.

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The Investment Management Agreement will automatically terminate in the event of its “assignment” as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon 60 days’ written notice to the other party: (i) by the majority vote of all the Trustees or by majority vote of the outstanding voting securities of the Fund; or (ii) by the Investment Manager.

The Investment Management Agreement may be amended by the parties provided, in most cases, that such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the Fund and by the vote of a majority of the Trustees who are not interested persons of the Fund or of the Investment Manager, cast in person at a meeting called for the purpose of voting upon such approval.

According to the Investment Management Agreement, the Fund is obligated to pay the Investment Manager a monthly fee equal to an annual rate of 1% of the Fund’s average daily net assets. This fee is higher than that normally charged by funds with similar investment objectives. Each class of shares of the Fund pays its proportionate share of the fee. The advisory fee paid to the Investment Manager for the services provided to the Fund for the past three fiscal periods was as follows:

Fiscal period ended June 30, 2004*	Fiscal year ended August 31, 2003	Fiscal year ended August 31, 2002
$14,956,925	$13,225,290	$12,075,011

DISTRIBUTOR

Olstein & Associates, L.P., 4 Manhattanville Road, Purchase, New York 10577 (the “Distributor”), acts as distributor of the Fund’s shares under an Amended and Restated Distribution Agreement (the “Distribution Agreement”) approved by the Board of Trustees of the Trust on behalf of the Fund. The Distributor assists in the sale and distribution of the Fund’s shares as well as assisting with the servicing of shareholder accounts. Mr. Robert A. Olstein, Mr. Erik K. Olstein and Mr. Michael Luper are considered to be affiliated persons of both the Distributor and the Fund.

The Distributor has sole authority to enter into agreements with Selling Dealers or other parties who offer the Fund’s shares for sale and is responsible for the payment of any up-front commissions and 12b-1 fees payable to Selling Dealers or others. The Distribution Agreement also provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement became effective as of August 18, 1995 (as revised on July 29, 1999), and is subject to renewal on an annual basis. The Distribution Agreement will be renewed each year if its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. Shares of the Fund are offered on a continuous basis. The Distribution Agreement terminates automatically in the event of its assignment. The Distribution Agreement may be terminated in two ways without payment of a penalty:

*  On April 29, 2004, the Board of Trustees approved changing the Fund’s fiscal year end to June 30 from August 31. The amount shown reflects the amount of advisory fees paid for the ten-month period from September 1, 2003 to June 30, 2004.

(1)    as to the Distributor, by the Fund (by vote of a majority of the Independent Trustees or by a vote of the outstanding voting securities of the Fund) on not less than 60 days’ written notice; or

(2)    as to the Distributor’s own participation, by the Distributor upon 60 days’ written notice.

Class C shares and Adviser Class shares are offered without a front end sales charge, which means that investors pay no initial sales charge in connection with their purchase of Fund shares. Investors do, however, pay ongoing Rule 12b-1 fees as described below. The Distributor pays up-front commissions of 1.00% of the purchase amount of Class C shares to Selling Dealers and others from its own assets in order to facilitate sales of the Fund’s Class C shares. Where investors remain with the Fund long-term, the Distributor may recoup the amount of these up-front commissions through 12b-1 payments the Fund makes to it in connection with the distribution of the Fund’s Class C shares. When investors sell their Class C shares of the Fund within the first year of their purchase, the Distributor is unable to recoup these up-front commissions through 12b-1 payments. Therefore, the Fund also imposes contingent deferred sales charges on redemptions of Class C shares within the first year that are paid to the Distributor.

For the fiscal period from September 1, 2003 to June 30, 2004, the Distributor received contingent deferred sales loads imposed on certain redemptions of Class C shares in the amount of $502,788. The Distributor also received other compensation in the form of 12b-1 payments for both share classes which, for the fiscal period from September 1, 2003 to June 30, 2004, totaled $10,499,004. For the fiscal period from September 1, 2003 to June 30, 2004, the Distributor paid $11,570,402 to compensate Selling Dealers, pay administration and shareholder servicing costs, pay salaries of sales personnel and pay other marketing related expenses.

Distribution (Rule 12b-1) Plans

As noted in its prospectus, the Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for each class of its shares (each a “Plan” and collectively, the “Plans”).

For the Class C shares, the Plan provides for the payment of fees of 1.00% per year of the average daily net assets of the class to compensate the Distributor or other persons for their efforts and expenses in connection with the distribution of the shares of the class and the servicing of shareholder accounts. The fees are accrued and may be paid on a monthly basis, based on the Fund’s average daily net assets of the Class C shares. Included within the 1.00% payable under the Plan is a 0.75% fee that may be paid to persons as compensation for time spent and expenses incurred in the distribution and promotion of the Class C shares. These include, but are not limited to, sales calls and presentations to potential shareholders, media relations, the printing of prospectuses and reports used for sales purposes, expenses for the preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution or service fees paid to selling dealers or others who have executed a dealer agreement with the Distributor and allocable overhead and compensation of Olstein & Associates officers and personnel. In addition, the Plan includes a payment of 0.25% per year of average daily net assets of Class C shares for shareholder servicing costs. Any expense for distribution or shareholder servicing efforts related to Class C shares greater than 1.00% annually will be borne by the Investment Manager without any reimbursement or payment by the Class C shares.

For the Adviser Class shares, the Plan provides for the payment of fees of 0.25% per year of the average daily net assets of the class to compensate the Distributor or other persons for distribution and shareholder servicing activities undertaken on behalf of the Adviser Class shares and Adviser Class shareholders. The fees are accrued and may be paid on a monthly basis, based on the average daily net assets of the Adviser Class shares. In addition to distribution and shareholder servicing activities such as those described above with respect to the Class C Plan, it is presently anticipated that the fees will be used to compensate third parties who provide a platform through which investment advisers, financial planners and other financial professionals are able to offer the shares of the class for sale. The Distributor, from its own resources without any reimbursement from the Advisor Class shares or shareholders, may make additional payments to those third parties in connection with their services.

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Each Plan has been approved by the Trust’s Board of Trustees, including all of the Independent Trustees as defined in the 1940 Act. The Board believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Distributor in promoting the sale of the Fund’s shares, and to avoid any uncertainties as to whether other payments by the Fund constitute distribution expenses on behalf of the Fund. The Board of Trustees, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that each Plan will benefit the Fund and the shareholders of the respective classes. Each Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the Independent Trustees. The Plans and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the outstanding shares of the affected class, and all material amendments to the Plan or any related agreements shall be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board of Trustees, at least quarterly, the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order for the Board to make an informed determination as to whether the Plans should be continued.

Below are the itemized expenditures made by the Distributor pursuant to payments made under the Class C Plan during the fiscal period from September 1, 2003 to June 30, 2004:

Advertising and Printing and Mailing of
Prospectuses to Other Than Current
Shareholders
Compensation to Dealers
Compensation to Sales Personnel
Interest or Other Finance Charges
Administration and Shareholder Servicing
Other Fees
$212,985 6,268,321 2,703,605 0 17,160 543,857
TOTAL	$9,745,928

Below are the itemized expenditures made by the Distributor pursuant to payments made under the Adviser Class Plan:

Advertising and Printing and Mailing of
Prospectuses to Other Than Current
Shareholders
Compensation to Dealers
Compensation to Sales Personnel
Interest or Other Finance Charges
Administration and Shareholder Servicing
Other Fees
$61,131 826,153 776,154 0 4,928 156,108
TOTAL	$1,824,474

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, provides certain administrative services to the Fund pursuant to a Fund Administration Services Agreement. Under the Fund Administration Services Agreement, the administrator:

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•	coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Fund;

•	coordinates with and monitors any other third parties furnishing services to the Fund;

•	provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions;

•	maintains such books and records of the Fund as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties;

•	prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law;

•	prepares and, after approval by the Fund, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law;

•	prepares and after approval by the Fund, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission (the “SEC”) and other federal and state regulatory authorities as may be required by applicable law;

•	reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Fund’s expenses and instructs the Custodian to issue checks in payment thereof;

•	assists the Fund in the preparation of documents and information needed for meetings of the Board of Trustees and prepares the minutes of Board meetings;

•	monitors the Fund’s compliance with applicable state securities laws;

•	assists the Distributor with the preparation of quarterly reports to the Board of Trustees relating to the distribution plans adopted by the Fund pursuant to Rule 12b-1; and

•	takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

The Fund has paid the following fees for administrative services over the past three fiscal periods:

Fiscal period ended June 30, 2004*	Fiscal year ended August 31, 2003	Fiscal year ended August 31, 2002
$707,584	$694,362	$646,000

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC also serves as transfer agent and dividend disbursing agent for the Fund under a Shareholder Servicing Agreement. As transfer and dividend disbursing agent, U.S. Bancorp Fund Services, LLC has agreed to:

 *On April 29, 2004, the Board of Trustees approved changing the Fund’s fiscal year end to June 30 from August 31. The amount shown reflects the amount of fees paid for the ten-month period from September 1, 2003 to June 30, 2004.

•	issue and redeem shares of the Fund,

•	make dividend and other distributions to shareholders of the Fund,

•	respond to correspondence by Fund shareholders and others relating to its duties,

•	maintain shareholder accounts, and

•	make periodic reports to the Fund.

In addition, the Trust has entered into a Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC pursuant to which U.S. Bancorp Fund Services, LLC has agreed to maintain the financial accounts and records of the Fund and provide other accounting services to the Fund.

CUSTODIAN

U.S. Bank, N.A., serves as custodian of the Trust’s assets pursuant to a Custody Agreement. Under the Custodian Servicing Agreement, U.S. Bank, N.A. has agreed to:

•	maintain a separate account in the name of the Fund,

•	make receipts and disbursements of money on behalf of the Fund,

•	collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments,

•	respond to correspondence from shareholders, security brokers and others relating to its duties, and

•	make periodic reports to the Fund concerning the Fund’s operations.

U.S. Bank, N.A. does not exercise any supervisory function over the purchase and sale of securities.

ALLOCATION OF PORTFOLIO BROKERAGE

The Fund’s portfolio securities transactions are placed by the Investment Manager. The objective of the Fund is to obtain the best available prices in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Investment Manager evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions. These include the broker’s commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in serving the Investment Manager and its clients.

The Investment Manager, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following:

•	information as to the availability of securities for purchase or sale,

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•	statistical or factual information, or

•	opinions pertaining to investments.

The Investment Manager may use research and services provided to it by brokers and dealers in servicing all or only some of its clients. It is possible that not all such services will be used by the Investment Manager in connection with the Fund. The Fund paid the following amounts in brokerage commissions during the past three fiscal periods.

Fiscal period ended June 30, 2004*	Fiscal year ended August 31, 2003	Fiscal year ended August 31, 2002
$4,457,978	$5,235,267	$5,945,150

The Investment Manager, which is a member of the NASD and a broker-dealer registered under the Securities Exchange Act of 1934, and certain other Fund affiliates, may act as brokers to execute transactions for the Fund subject to procedures set forth in Rule 17e-1 under the 1940 Act designed to ensure the fairness of such transactions. These procedures include making quarterly reports to the Board of Trustees regarding such brokerage transactions. As a result, in order for such persons to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Investment Manager or other affiliated brokers to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in an arm’s length transaction of a like size and nature.

The following table shows the amounts of brokerage commissions paid by the Fund to affiliated broker-dealers during the three most recently completed fiscal periods. The table also indicates the identity of such brokers and the reasons for their affiliation, as well as the percentage of the Fund’s total dollar amount of commission-based transactions, and the percentage of the Fund’s total commissions paid, during the Fund’s most recently completed fiscal period.

Broker-Dealer	Brokerage Commissions Paid For Fiscal Period Ended:			Percentage of Fund’s Total Commissions for Fiscal Period Ended:	Percentage of Aggregate Dollar Amount for Fiscal Period Ended:	Affiliated	Reason for Affiliation
	6/30/04*	8/31/03	8/31/02	6/30/04*	6/30/04*
Albert Freid Co.	$204,941	$129,163	$316,500	4.60%	0.71	Yes	Limited Partner of Investment Manager
Bear, Stearns Securities Corp.[1]	N/A	N/A	$98,359	N/A	N/A	No	Previously, Affiliate of Limited Partner of Investment Manager
Olstein & Associates, L.P.	$53,400	$1,471,301	$1,746,374	1.20%	0.44%	Yes	Manager and Principal Underwriter of Fund

 *On April 29, 2004, the Board of Trustees approved changing the Fund’s fiscal year end to June 30 from August 31. The numbers shown are based on the ten-month period from September 1, 2003 to June 30, 2004.
1 Effective August 2002, Bear, Stearns Securities Corp. is no longer an affiliated broker-dealer of the Fund.

The Investment Manager may from time to time provide investment management services to individuals and other institutional clients, including corporate pension plans, profit sharing and other employee benefit trusts, and other investment pools. There may be occasions on which other investment advisory clients advised by the Investment Manager may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Manager may average the transactions as to price and allocate the amount of available investments in a manner which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Manager may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to seek to obtain lower brokerage commissions, if any.

The Investment Manager is responsible for making the Fund’s portfolio decisions subject to the limitations described in the prospectus. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.

SHARES OF THE TRUST

The beneficial interest in the Trust is divided into an unlimited number of shares, with a par value of $0.001 per share. The Board of Trustees is empowered under the Trust’s Agreement and Declaration of Trust to authorize the division of shares into separate series and the division of series into separate classes of shares without shareholder approval. Pursuant to this authority, the Board established and designated the Olstein Financial Alert Fund series of shares, and further divided such series into Adviser Class and Class C shares.

When issued, all shares will be fully paid and nonassessable and will be redeemable and freely transferable. All shares have equal voting rights, except that shares of each class have sole voting rights with respect to matters that only affect the holders of that class, such as the right to vote on issues associated with the Rule 12b-1 Plan for the class. Shares can be issued as full or fractional shares. A fractional share has proportionally the same rights and privileges as a full share. The shares possess no preemptive or conversion rights. Each share may be freely retained or disposed of according to the purchase and redemption requirements of the Fund.

The assets of the Trust held with respect to each series shall be charged with the liabilities of the Trust with respect to that series. All expenses, costs, charges and reserves attributable to the series, and any general liabilities of the Trust which are not readily identifiable as being held in respect of a series, shall be allocated and charged by the Trustees to any one or more series as the Trustees deem fair and equitable. Each allocation of liabilities shall be binding on the shareholders of the series in absence of manifest error. Notwithstanding the foregoing, shares of separate classes of a particular series may be subject to differing allocations of income to reflect different expense levels that affect the individual class. Such varying expenses can include distribution or transfer agent expenses, but not investment management fees.

The Trustees have full discretion to determine which items shall be treated as income and which items as capital in dividend or distribution payments.

PURCHASE OF SHARES

The shares of the Fund are continuously offered by the Distributor. Orders will not be considered complete until a completed account application form and proper payment is received by U.S. Bancorp Fund Services, LLC and accepted by the Distributor. Once the completed account application and payment are received and accepted, orders will be confirmed at the next determined net asset value for the particular class (based upon valuation procedures described in the Prospectus) as of the close of business of the business day on which the completed order is received and accepted. Completed orders accepted by the Fund after the close of the business day will receive the next net asset value calculated. Presented below is the computation of the offering price for each class of shares of the Fund as of June 30, 2004, using the following formula: Total Assets - Total Liabilities/Outstanding Shares = Offering Price.

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Class C Shares: $1,590,201,079 - $3,947,150/ 89,419,237 shares = $17.40 per share
Adviser Class Shares: $461,406,558 - $9,849,973/ 24,963,307 shares = $18.09 per share

Purchases by Transferring Other Securities
If the Fund agrees, you may be permitted to purchase Fund shares by transferring securities to the Fund. The securities must:

•	meet the Fund’s investment objectives and policies;

•	be acquired by the Fund for investment purposes;

•	be liquid securities which are not restricted as to transfer either by law or liquidity of market;

•	have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or NASDAQ; and

•	at the discretion of the Fund, the value of the security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Fund must not exceed 5% of the net assets of the Fund immediately after the transactions.

Securities transferred to the Fund will be valued according to the same procedures used to determine the Fund’s net asset value. All dividends, interests, subscription, or other rights pertaining to the securities will become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investors’ basis in the securities.

ANTI-MONEY LAUNDERING PROGRAM

The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, delegating responsibilities to the Fund's service providers who sell and process purchases of Fund shares and these service providers, in turn, report suspicious and/or fraudulent activity, check shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and engage in a complete and thorough review of all new account applications. The Fund will not transact business with any person or entity opening a new account whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

REDEMPTIONS

Under normal circumstances investors may redeem shares at any time, subject to any applicable contingent deferred sales charge (“CDSC”). Telephone redemption privileges are available, upon written request, for amounts up to $50,000. The redemption price will be based upon the first net asset value per share determined after receipt of the redemption request, less the amount of any applicable CDSC, provided the redemption has been submitted in the manner described in the prospectus. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

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Payment for shares tendered for redemption is generally made by check within seven days after tender in proper form, or earlier if required under applicable law. However, the Fund reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days for the following reasons:

(1)    for any period during which the New York Stock Exchange (the “NYSE”) is closed, or trading on the NYSE is restricted by the SEC,

(2)    for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably predictable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or

(3)    for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Fund has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. Any portfolio securities paid or distributed in-kind would be valued as described under “Net Asset Value” in the Prospectus.

In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund’s portfolio. When a shareholder has requested redemption of all or a part of the shareholder’s investment, and when the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to complete the redemption. However, the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Fund shares redeemed.

To qualify for a refund of your CDSC if you repurchase Class C shares within 45 days of a redemption, you must satisfy the following conditions:

 (1)    amount of the repurchase must be the same or greater than the amount that you redeemed; and
     (2)    repurchase of shares must occur within the same account as the redemption.
 In addition, the repurchase of Fund shares will be considered a new purchase and will begin a new CDSC holding period as of the date of such repurchase.  You will receive the number of Class C shares equal in value to the amount of the CDSC charged to you upon redemption.

Waiver of CDSC. To obtain a waiver of the current contingent deferred sales charge, you must notify the Fund, which may require evidence of your qualification. The contingent deferred sales charge will not apply to:

(a)  Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70 1/2 (waiver applies only to amounts necessary to meet the required minimum amount).

(b)  Death of the shareholder, if such shares are redeemed within one year of death.

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DISTRIBUTIONS

Distributions of Net Investment Income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you. The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes. If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividends) will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of Capital Gain. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gain realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Effect of Foreign Investments on Distributions. The Fund may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you.

Information on the Tax Character of Distributions. The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxable to you as if they were paid in December.

TAXATION

Election to be Taxed as a Regulated Investment Company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of the Fund’s available earnings and profits.

Excise Tax Distribution Requirements. The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

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Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified dividend income for individuals.  For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by the Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations. Distributions from the Fund will generally qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by the Fund from domestic (U.S.) sources. The Fund will send to shareholders statements each year advising the amount of the dividend income that qualifies for such treatment. All dividends, including those that qualify for the dividends-received deduction, must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities. The Fund may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to the Fund or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

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Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.

The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends. Capital gain dividends paid by the Fund from long-term capital gains are generally exempt from withholding. The American Jobs Creation Act of 2004 also exempts from withholding dividends paid by a Fund from interest income and short-term capital gains to the extent such income would be exempt if earned directly by the non-U.S. shareholder. Thus, capital gain dividends paid by a Fund from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless the gain is effectively connected with the conduct of a trade or business in the United States or you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Similarly, interest-related dividends paid by the Fund from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.

The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

The American Jobs Creation Act of 2004 also provides a partial exemption from U.S estate tax for stock in the Fund held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

You should consult your tax advisor about the federal, state, local or foreign tax consequences of an investment in the Fund.

GENERAL INFORMATION

Independent Registered Public Accounting Firm

The Trust’s independent registered public accounting firm, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund’s annual financial statements, review certain regulatory reports and the Fund’s federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Code of Ethics

The Trust and the Investment Manager, in its role as the Fund’s investment manager and distributor, have adopted a Code of Ethics for certain access persons of the Trust and the Investment Manager, which includes the Trustees and certain officers and employees of the Trust and the Investment Manager. The Code of Ethics is designed to ensure that Fund insiders act in the interest of the Fund and its shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are prohibited from knowingly buying or selling securities that are being purchased, sold or considered for purchase or sale by the Fund. The Code of Ethics contains even more stringent investment restrictions and prohibitions for insiders who participate in the Fund’s investment decisions. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures. In addition, trading by persons associated with the Investment Manager is also governed by the Investment Manager’s Insider Trading Policies and Procedures.

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Proxy Voting Policies

The Board of Trustees of the Trust, on behalf of the Fund, has delegated all proxy voting responsibilities related to the portfolio securities held by the Fund to the Investment Manager. The Investment Manager has adopted amended and restated proxy voting policies and procedures and understands its obligation to ensure that the proxies are voted in the best interests of its clients.

The Investment Manager has entered into an agreement with Institutional Shareholder Services, Inc. (“ISS”), a Delaware corporation, in order to vote proxies for which the Investment Manager is responsible. Pursuant to this agreement, an ISS account manager will exercise his or her authority and responsibility to execute proxy ballots on behalf of the Investment Manager and the Fund. ISS will vote such proxies in accordance with ISS’s proprietary research and its proxy voting guidelines which have been adopted by the Investment Manager. Notwithstanding the contractual delegation to ISS, the Investment Manager will continue to monitor the proxy voting. If the Investment Manager disagrees with a proxy voting recommendation made by ISS, the Investment Manager maintains the right to override ISS’s recommendation and instruct ISS to vote the proxy based on the Investment Manager’s determination.

The Investment Manager does not anticipate conflicts of interest with respect to proxy voting. In addition, the Investment Manager anticipates that it will generally follow the recommendations of ISS, thus further reducing the likelihood of potential conflicts of interest. If the Investment Manager elects to override a recommendation from ISS, the Investment Manager will determine whether such override presents a potential conflict of interest. If the Investment Manager determines that a conflict of interest is present, then the Investment Manager will: (i) vote the proxy in accordance with the ISS recommendation; or (ii) follow its internal procedures for resolving proxy conflicts of interest. In accordance with its procedures, the Investment Manager will: (i) prepare a conflict of interest memo detailing the potential issues and/or conflicts of interest; (ii) assemble the entire research staff and management to review the memo and make a voting recommendation; (iii) make a decision on how to vote the proxy based on all available information and in the best interest of the advisory client; and (iv) maintain written documentation detailing the proxy voting decision with respect to each proxy for which the Investment Manager determines there is a potential conflict of interest. In addition, the Investment Manager may elect to disclose the potential conflict of interest to the Fund. Once the decision is made, ISS will vote the proxy via the ISS Votex System based on the Investment Manager’s decision.

The Investment Manager will report to the Board of Trustees of the Trust, on not less than an annual basis. The Investment Manager will inform the Trustees regarding any conflicts of interest that arise from proxy votes and how such conflicts were resolved. See Appendix A to this SAI for a summary of ISS’s voting policies.

The Investment Manager’s proxy voting record for the Fund for annual periods ending June 30 each year will be available to shareholders. The proxy voting record is available, without charge, upon request by calling, toll-free, 1-800-799-2113 and on the SEC website at http://www.sec.gov. The Investment Manager will deliver this information via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

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FINANCIAL STATEMENTS

The financial statements and financial highlights of the Fund for the fiscal period ended June 30, 2004, which appear in the Fund’s Annual Report to Shareholders and the report thereon by Ernst & Young LLP, the Fund’s independent registered public accounting firm, also appearing therein, are incorporated by reference into this SAI. The Annual Report may be obtained, without charge, by writing or calling the Fund’s Distributor at the address or number listed on the cover page of this SAI.

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Appendix A

1.	Operational Items

Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent
•	Fees for non-audit services are excessive, or
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services. Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

2.	Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse
•	Implement or renew a dead-hand or modified dead-hand poison pill
•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding
•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
•	Failed to act on takeover offers where the majority of the shareholders tendered their shares
•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
•	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
•	Are audit committee members and the non-audit fees paid to the auditor are excessive

A-1

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
•	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
•	Only if the director’s legal expenses would be covered

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause. Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

•	Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

•	Majority of independent directors on board

•	All-independent key committees

•	Committee chairpersons nominated by the independent directors

A-2

•	CEO performance reviewed annually by a committee of outside directors

•	Established governance guidelines

•	Company performance

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3.  Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:
•  Long-term financial performance of the target company relative to its industry; management’s track record
•  Background to the proxy contest
•  Qualifications of director nominees (both slates)
•  Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

A-3

4.  Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
•	Purchase price
•	Fairness opinion
•	Financial and strategic benefits
•	How the deal was negotiated
•	Conflicts of interest
•	Other alternatives for the business
•	Noncompletion risk

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
•	Impact on the balance sheet/working capital
•	Potential elimination of diseconomies
•	Anticipated financial and operating benefits
•	Anticipated use of funds
•	Value received for the asset
•	Fairness opinion
•	How the deal was negotiated
•	Conflicts of interest

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Bundled Proposals
Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
•	Dilution to existing shareholders' position
•	Terms of the offer
•	Financial issues
•	Management's efforts to pursue other alternatives
•	Control issues
•	Conflicts of interest
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
•	The reasons for the change
•	Any financial or tax benefits
•	Regulatory benefits
•	Increases in capital structure
•	Changes to the articles of incorporation or bylaws of the company

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
•	Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

Joint Ventures
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

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Liquidations
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
•	Prospects of the combined company, anticipated financial and operating benefits
•	Offer price
•	Fairness opinion
•	How the deal was negotiated
•	Changes in corporate governance
•	Change in the capital structure
•	Conflicts of interest

Private Placements/Warrants/Convertible Debentures
Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs
Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
•	Tax and regulatory advantages
•	Planned use of the sale proceeds
•	Valuation of spinoff
•	Fairness opinion
•	Benefits to the parent company
•	Conflicts of interest
•	Managerial incentives
•	Corporate governance changes
•	Changes in the capital structure

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

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6. State of Incorporation

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions
Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions
Vote FOR proposals to opt out of state freezeout provisions.

Greenmail
Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Anti-takeover Statutes
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

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7.	Capital Structure

Adjustments to Par Value of Common Stock Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders
•	It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

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Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:
•	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
•	Cash compensation, and
•	Categorization of the company as emerging, growth, or mature
These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST retirement plans for nonemployee directors. Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns
•	Rationale for the repricing
•	Value-for-value exchange
•	Option vesting
•	Term of the option
•	Exercise price
•	Participation

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Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value
•	Offering period is 27 months or less, and
•	Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
•	Purchase price is less than 85 percent of fair market value, or
•	Offering period is greater than 27 months, or
•	VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options
Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:

•	Whether the proposal mandates that all awards be performance-based

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•	Whether the proposal extends beyond executive awards to those of lower-ranking employees

•	Whether the company’s stock-based compensation plans meet ISS’s SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes
Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:
•	The parachute should be less attractive than an ongoing employment opportunity with the firm
•	The triggering mechanism should be beyond the control of management
•	The amount should not exceed three times base salary plus guaranteed benefits

9. Social and Environmental Issues

Animal Rights
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

•	The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
•	The availability and feasibility of alternatives to animal testing to ensure product safety, and
•	The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:
•	The company has already published a set of animal welfare standards and monitors compliance
•	The company’s standards are comparable to or better than those of peer firms, and
•	There are no serious controversies surrounding the company’s treatment of animals

Drug Pricing
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

•	Whether the proposal focuses on a specific drug and region
•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
•	The extent that reduced prices can be offset through the company’s marketing budget without affecting R&D spending
•	Whether the company already limits price increases of its products
•	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
•	The extent that peer companies implement price restraints

Genetically Modified Foods
Vote case-by-case on proposals to label genetically modified (GMO) ingredients voluntarily in the company’s products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

•	The costs and feasibility of labeling and/or phasing out
•	The nature of the company’s business and the proportion of it affected by the proposal
•	The proportion of company sales in markets requiring labeling or GMO-free products
•	The extent that peer companies label or have eliminated GMOs
•	Competitive benefits, such as expected increases in consumer demand for the company’s products
•	The risks of misleading consumers without federally mandated, standardized labeling
•	Alternatives to labeling employed by the company

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Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs. Vote AGAINST proposals to completely phase out GMOs from the company’s products. Such resolutions presuppose that there are proven health risks to GMOs—an issue better left to federal regulators—which outweigh the economic benefits derived from biotechnology.

Vote case-by-case on reports outlining the steps necessary to eliminate GMOs from the company’s products, taking into account:

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution
•	The extent that peer companies have eliminated GMOs
•	The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products
•	Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs
•	The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company’s strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns
Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
•	Whether the company has adequately disclosed the financial risks of its subprime business
•	Whether the company has been subject to violations of lending laws or serious lending controversies
•	Peer companies’ policies to prevent abusive lending practices

Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:
•	Whether the company complies with all local ordinances and regulations
•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness
•	The risk of any health-related liabilities

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Advertising to youth:
•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
•	Whether the company has gone as far as peers in restricting advertising
•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
•	Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:
•	The percentage of the company’s business affected
•	The economic loss of eliminating the business versus any potential tobacco-related liabilities

Spinoff tobacco-related businesses:
•	The percentage of the company’s business affected
•	The feasibility of a spinoff
•	Potential future liabilities related to the company’s tobacco business

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

•	Whether there are publicly available environmental impact reports;
•	Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
•	The current status of legislation regarding drilling in ANWR

CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
•	Environmentally conscious practices of peer companies, including endorsement of CERES
•	Costs of membership and implementation

Environmental Reports
Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

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•	The company’s level of disclosure lags that of its competitors, or
•	The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected
•	The extent that peer companies are recycling
•	The timetable prescribed by the proposal
•	The costs and methods of implementation
•	Whether the company has a poor environmental track record, such as violations of federal and state regulations

Renewable Energy
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

•	The nature of the company’s business and the percentage affected
•	The extent that peer companies are switching from fossil fuels to cleaner sources
•	The timetable and specific action prescribed by the proposal
•	The costs of implementation
•	The company’s initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business.

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay
•	The degree that social performance is already included in the company’s pay structure and disclosed
•	The degree that social performance is used by peer companies in setting pay
•	Violations or complaints filed against the company relating to the particular social performance measure
•	Artificial limits sought by the proposal, such as freezing or capping executive pay
•	Independence of the compensation committee
•	Current company pay levels

Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and
•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

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Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

China Principles
Vote AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations, and
•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country

•	The company’s workplace code of conduct

•	Proprietary and confidential information involved

•	Company compliance with U.S. regulations on investing in the country

•	Level of peer company involvement in the country

International Codes of Conduct/Vendor Standards
Vote case-by-case on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
•	Agreements with foreign suppliers to meet certain workplace standards
•	Whether company and vendor facilities are monitored and how
•	Company participation in fair labor organizations
•	Type of business
•	Proportion of business conducted overseas
•	Countries of operation with known human rights abuses
•	Whether the company has been recently involved in significant labor and human rights controversies or violations
•	Peer company standards and practices
•	Union presence in company’s international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
•	The company does not operate in countries with significant human rights violations
•	The company has no recent human rights controversies or violations, or
•	The company already publicly discloses information on its vendor standards compliance

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MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:
•	Company compliance with or violations of the Fair Employment Act of 1989
•	Company antidiscrimination policies that already exceed the legal requirements
•	The cost and feasibility of adopting all nine principles
•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
•	The potential for charges of reverse discrimination
•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
•	The level of the company’s investment in Northern Ireland
•	The number of company employees in Northern Ireland
•	The degree that industry peers have adopted the MacBride Principles
•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles

Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

•	Whether the company has in the past manufactured landmine components

•	Whether the company’s peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

•	What weapons classifications the proponent views as cluster bombs

•	Whether the company currently or in the past has manufactured cluster bombs or their components

•	The percentage of revenue derived from cluster bomb manufacture

•	Whether the company’s peers have renounced future production

Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Spaced-Based Weaponization
Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•	The information is already publicly available or
•	The disclosures sought could compromise proprietary information.

Board Diversity
Generally vote FOR reports on the company’s efforts to diversify the board, unless:
•	The board composition is reasonably inclusive in relation to companies of similar size and business or
•	The board already reports on its nominating procedures and diversity initiatives.

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Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
•	The degree of board diversity
•	Comparison with peer companies
•	Established process for improving board diversity
•	Existence of independent nominating committee
•	Use of outside search firm
•	History of EEO violations

Equal Employment Opportunity (EEO)
Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•	The company has well-documented equal opportunity programs
•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
•	The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling
Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•	The composition of senior management and the board is fairly inclusive
•	The company has well-documented programs addressing diversity initiatives and leadership development
•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
•	The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation
Vote CASE-BY-CASE on proposals to amend the company’s EEO policy to include sexual orientation, taking into account:
•	Whether the company’s EEO policy is already in compliance with federal, state and local laws
•	Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees
•	The industry norm for including sexual orientation in EEO statements
•	Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10.    Mutual Fund Proxies

Election of Directors
Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:
•	Board structure
•	Director independence and qualifications
•	Attendance at board and committee meetings

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Votes should be withheld from directors who:
•	Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.
•	Ignore a shareholder proposal that is approved by a majority of shares outstanding
•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
•	Are interested directors and sit on the audit or nominating committee, or
•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
•       Past performance as a closed-end fund
•       Market in which the fund invests
•       Measures taken by the board to address the discount
•       Past shareholder activism, board activity
•       Votes on related proposals

Proxy Contests
Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:
•  Past performance relative to its peers
•  Market in which fund invests
•  Measures taken by the board to address the issues
•  Past shareholder activism, board activity, and votes on related proposals
•  Strategy of the incumbents versus the dissidents
•  Independence of directors
•  Experience and skills of director candidates
•  Governance profile of the company
•  Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
•  Proposed and current fee schedules
•  Fund category/investment objective
•  Performance benchmarks
•  Share price performance compared to peers
•  Resulting fees relative to peers
•  Assignments (where the advisor undergoes a change of control)

Approve New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:
•  Stated specific financing purpose
•  Possible dilution for common shares
•  Whether the shares can be used for antitakeover purposes

Policies under the Investment Company Act of 1940
Votes on policies adopted pursuant to the Investment Company Act of 1940 should be determined on a CASE-BY-CASE basis, considering the following factors:

A-18

•  Potential competitiveness
•  Regulatory developments
•  Current and potential returns
•  Current and potential risk
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction
Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
•  The fund's target investments
•  The reasons given by the fund for the change
•  The projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental
Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:
•  Political/economic changes in the target market
•  Consolidation in the target market
•  Current asset composition

Change in Fund's Sub-classification
Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors:
•  Potential competitiveness
•  Current and potential returns
•  Risk of concentration
•  Consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
•  Strategies employed to salvage the company
•  The fund’s past performance
•  Terms of the liquidation

Changes to the Charter Document
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
•	The degree of change implied by the proposal
•	The efficiencies that could result
•	The state of incorporation
•	Regulatory standards and implications

A-19

Vote AGAINST any of the following changes:
•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
•	Removal of shareholder approval requirement for amendments to the new declaration of trust
•	Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
•	Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund’s Domicile
Vote re-incorporations on a CASE-BY-CASE basis, considering the following factors:
•  Regulations of both states
•  Required fundamental policies of both states
•  Increased flexibility available.

Authorize the Board to Hire and Terminate Sub-advisors Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
•	Fees charged to comparably sized funds with similar objectives
•	The proposed distributor’s reputation and past performance
•	The competitiveness of the fund in the industry
•	Terms of the agreement

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
•	Resulting fee structure
•	Performance of both funds
•	Continuity of management personnel
•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
•	Performance of the fund’s NAV
•	The fund’s history of shareholder relations
•	The performance of other funds under the advisor’s management

A-20

THE OLSTEIN FUNDS

PART C

OTHER INFORMATION

ITEM  22.    EXHIBITS

(a)	Governing Documents.

(1)	Registrant’s Agreement and Declaration of Trust effective March 31, 1995.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 1/2 to
          Registrant’s Registration Statement on Form N-1A.
Filing Date: March 29, 1996

(2)	Registrant’s Certificate of Trust dated March 31, 1995 as filed in Delaware on April 3, 1995.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 10/11 to
Registrant’s Registration Statement on Form N-1A.
Filing Date: December 28, 2000

(b)	Registrant’s Amended By-laws. Incorporated herein by reference to: Filing: Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A. Filing Date: March 29, 1996

(c)	Instruments Defining Rights of Security Holders.
See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust.

See also, Article II “Meetings of Shareholders”, Article VI, “Indemnification and Insurance,” and Article VII, Section 6 “Registered Shareholders” of the Registrant’s By-laws.

(d)	Investment Management Agreement between Registrant and Olstein & Associates, L.P. dated August 18, 1995
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date: March 29, 1996

(e)	Underwriting Contracts.

(1)	Form of Amended and Restated Distribution Agreement between the Registrant and Olstein & Associates, L.P.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 6/7 to Registrant’s Registration Statement on Form N-1A.
Filing Date: November 2, 1998

(2)	Mutual Fund Dealer Agreement between Olstein & Associates, L.P. and Smith Barney Inc. dated September 21, 1995.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date: March 29, 1996

(3)	Form of Selling Dealer Agreement between Olstein & Associates, L.P. and Selected Dealers.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date: March 29, 1996

(f)	Bonus or Profit Sharing Contracts. Not Applicable.

(g)	Custodian Agreements.

(1)	(A)	Custodian Servicing Agreement between the Registrant and Firstar Bank Milwaukee, N.A. dated as of February 2, 1998.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 5/6 to Registrant’s Registration Statement on Form N-1A.
Filing Date: March 3, 1998

(B)	Form of Addendum to Custodian Servicing Agreement between the Registrant and Firstar Bank Milwaukee, N.A.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 6/7 to Registrant’s Registration Statement on Form N-1A.
Filing Date:  November 2, 1998

(C)	Amendment effective January 1, 2002 to the Custodian Servicing Agreement reflecting the Custodian’s name change to U.S. Bank, N.A.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 13/14 to Registrant’s Registration Statement on Form N-1A.
Filing Date: December 30, 2002

(2)	(A)	Form of Special Custody Account Agreement between the Registrant, Firstar Bank Milwaukee, N.A. and Bear, Stearns Securities Corp.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 5/6 to Registrant’s Registration Statement on Form N-1A.
Filing Date: March 3, 1998

(B)	Form of Addendum to Special Custody Account Agreement between the Registrant, Firstar Bank Milwaukee, N.A. and Bear, Stearns Securities Corp. Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 6/7 to Registrant’s Registration Statement on Form N-1A.
Filing Date: November 2, 1998

(h)	Other Material Contracts.

(1)	(A)	Fund Administration Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC dated February 2, 1998.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 5/6 to Registrant’s Registration Statement on Form N-1A.
Filing Date: March 3, 1998

(B)	Form of Addendum to Firstar Servicing Agreements between the Registrant and Firstar Mutual Fund Services, LLC.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 6/7 to Registrant’s Registration Statement on Form N-1A
Filing Date: November 2, 1998

(C)	Amendment effective January 1, 2002 to the Fund Administration Servicing Agreement reflecting the Administrator’s name change to U.S. Bancorp Mutual Fund Services, LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 13/14 to Registrant’s Registration Statement on Form N-1A.
Filing Date: December 30, 2002

(2)	(A)	Fund Accounting Services Agreement between the Registrant and Firstar Mutual Fund Services, LLC dated February 2, 1998.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 5/6 to Registrant’s Registration Statement on Form N-1A.
Filing Date: March 3, 1998

(B)	Form of Addendum to Firstar Servicing Agreements between the Registrant and Firstar Mutual Fund Services, LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 6/7 to Registrant’s Registration Statement on Form N-1A.
Filing Date: November 2, 1998

(C)	Amendment effective January 1, 2002 to the Fund Accounting Services Agreement reflecting the provider’s name change to U.S. Bancorp Fund Services, LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 13/14 to Registrant’s Registration Statement on Form N-1A.
Filing Date: December 30, 2002

(3)	(A)	Transfer Agent Servicing Agreement between the Registrant and Firstar Mutual Fund Services, LLC dated March 2, 1998.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 5/6 to Registrant’s Registration Statement on Form N-1A.
Filing Date: March 3, 1998

(B)	Form of Addendum to Firstar Servicing Agreements between the Registrant and Firstar Mutual Fund Services, LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 6/7 to Registrant’s Registration Statement on Form N-1A.
Filing Date: November 2, 1998

(C)	Amendment effective January 1, 2002 to the Transfer Agent Servicing Agreement reflecting the transfer agent’s name change to U.S. Bancorp Fund Services, LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 13/14 to Registrant’s Registration Statement on Form N-1A.
Filing Date: December 30, 2002

(i)	Legal Opinion. Incorporated herein by reference to: Filing: Post Effective Amendment No. 5/6 to Registrant’s Registration Statement on Form N-1A. Filing Date: March 3, 1998

(j)	Other Opinions.

(1)	Consent of Independent Auditors is electronically filed herewith as Exhibit No. EX-99(j)(1).

(2)	Trustees Power of Attorney. Incorporated herein by reference to: Filing: Post Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A. Filing Date: March 29, 1996

(k)	Omitted Financial Statements. Not Applicable.

(l)	Letter of Understanding Relating to Initial Capital.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date: March 29, 1996

(m)	Rule 12b-1 Plan.

(1)	Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 for The Olstein Financial Alert Fund Class C effective as of August 18, 1995.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 1/2 to Registrant’s Registration Statement on Form N-1A.
Filing Date: March 29, 1996

(2)	Form of Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 for The Olstein Financial Alert Fund Adviser Class.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 7/8 to Registrant’s Registration Statement on Form N-1A.
Filing Date: June 22, 1999

(n)	Form of Multiple Class Plan of the Registrant Incorporated herein by reference to: Filing: Post-Effective Amendment No. 7/8 to Registrant’s Registration Statement on Form N-1A. Filing Date: June 22, 1999

(p)	Code of Ethics.

(1)	Joint Code of Ethics of Registrant and Olstein & Associates, L.P. is electronically filed herewith as Exhibit No. EX-99(p)(1).

ITEM 23.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 24.  INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”) and By-Laws, no officer or trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws.

Subject to the standards and restrictions set forth in the Declaration of Trust, the Delaware Business Trust Act, Section 3817, permits a business trust to indemnify any trustee, beneficial owner or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission or obligation of the business trust or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except that no provision in the Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that the Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Fund, that his conduct was in the Fund’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Fund’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence or the reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office. Further, no indemnification shall be made:

(a)	In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity;

(b)	In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable in the performance of that person’s duty to the Fund, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Fund or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c)	Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

In any event, the Fund shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties of office. The Fund shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

The Trustees and officers of the Fund are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Fund, whether or not the Fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

ITEM 25.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

In addition to acting as the investment manager and principal underwriter for the Fund, Olstein & Associates, L.P. provides brokerage services and related investment advice to institutional and individual investors.

For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer or general partner of Olstein & Associates, L.P. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, reference is made to of Olstein & Associates, L.P.’s Form ADV (File #801-49252) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 26.  PRINCIPAL UNDERWRITER

(a)	Olstein does not act as principal underwriter for any other investment companies, but acts as the investment adviser for the Fund.

(b)	The tables below set forth certain information as to the Distributor’s Officers, Partners and Control Persons:

Olstein Advisers, LLC is the General Partner of Olstein. The following is a list of the individuals who hold positions either with Olstein Advisers, LLC or are limited partners of Olstein.

Name and Business Address	Positions and Offices with Underwriter	Positions and Offices with the Registrant
Robert A. Olstein 4 Manhattanville Road Purchase, New York 10577	President and Majority Shareholder of Olstein Advisors, LLC; President of Olstein, Inc., Limited Partner of Olstein	Chairman and President
Erik K. Olstein 4 Manhattanville Road Purchase, New York 10577	Shareholder of Olstein Advisors, LLC; Olstein, Vice President - Sales	Trustee, Secretary and Assistant Treasurer
Michael Luper 4 Manhattanville Road Purchase, New York 10577	Shareholder of Olstein Advisors, LLC; Olstein, Vice President - Finance	Chief Accounting Officer and Treasurer
Olstein Advisors LLC 4 Manhattanville Road Purchase, New York 10577	General Partner	None
Olstein, Inc. 4 Manhattanville Road Purchase, New York 10577	Limited Partner	None
Cash Asmussen P.O. Box 1861 Laredo, TX 78044-1861	Limited Partner	None
Nick Awad 144 East 44th Street New York, NY 10017	Limited Partner	None
Dr. Lewis Bobroff 4 Catherine Court Suffern, NY 10901-3104	Limited Partner	None
Harry & Roberta Boltin 6 Laveta Place Nyack, NY 10960-1604	Limited Partner	None
James Calabrese 13 Hendrie Lane Riverside, CT 06878-1810	Limited Partner	None
Catherine Corless 44 Halley Drive Pomona, NY 10970-2003	Limited Partner	None
Patrick Donaghy 15 East 26th Street New York, NY 10010-1501	Limited Partner	None
Anita Fleishman 11 West 69th Street New York, NY 10023	Limited Partner	None
Albert Fried & Co. 40 Exchange Place New York, NY 10005-2701	Limited Partner	None
Neil Klarfeld 29 Tamarack Lane Pomona, NY 10970-2006	Limited Partner	Trustee
Dr. David Langerman 2 Perth Court West Nyack, NY 10994-1307	Limited Partner	None
Douglas & Diane LeGrande 97 Birch Hill Road Weston, CT 06883-1735	Limited Partner	None
Rochelle Nechin 128 Prospect Avenue Douglaston, NY 11363-1338	Limited Partner	None
Joan Olstein 115-7 Hilltop Road Kinnelon, NJ 07405	Limited Partner	None
Judith Pomerantz 2 White Pine Drive Sterlington, NY 10974	Limited Partner	None
Marilyn Portnoy 7 White Birch Drive Pomona, NY 10970-3403	Limited Partner	None
Dr. Gary Roebuck 43 Halley Drive Pomona, NY 10970-2001	Limited Partner	None
Marie Romano 447 Windham Court North Wyckoff, NJ 07481-3472	Limited Partner	None
John Vazzana 40 Exchange Place New York, NY 10005-2701	Limited Partner	None
Edwin & Harilyn Zimmerman 13652 Rivoli Drive Palm Beach Gardens, FL 33410	Limited Partner	None

(c)	Not applicable.

ITEM 27.    LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the “1940 Act”) and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at 4 Manhattanville Road, Purchase, NY 10577, except for those maintained by the Registrant’s custodian U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and the Registrant’s Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 28.    MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 29.    UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Purchase, and State of New York, on the 29th day of October, 2004.

THE OLSTEIN FUNDS

By:	/s/ Robert A. Olstein,
Robert A. Olstein, Chairman and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert A. Olstein Robert A. Olstein	Chairman and President	October 29, 2004

/s/ Erik K. Olstein Erik K. Olstein	Trustee, Secretary and Assistant Treasurer	October 29, 2004

/s/ Michael Luper Michael Luper	Chief Accounting Officer and Treasurer	October 29, 2004

/s/ Fred W. Lange* Fred W. Lange*	Trustee	October 29, 2004

/s/ John R. Lohr* John R. Lohr*	Trustee	October 29, 2004

/s/ D. Michael Murray* D. Michael Murray*	Trustee	October 29, 2004

/s/ Lawrence K. Wein* Lawrence K. Wein*	Trustee	October 29, 2004

* By: Robert A. Olstein, Attorney-in-Fact (Pursuant to Power of Attorney)

EXHIBIT INDEX

FORM N-1A EXHIBIT NO.	DESCRIPTION	EDGAR EXHIBIT NO.

Item 23(j)(1)	Consent of Auditors	EX-99(j)(1)

Item 23(p)(1)	Joint Code of Ethics	EX-99(p)(1)